SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 3        (File No. 33-62407)                   [ ]
                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4       (File No. 811-07355)                                  [ ]
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                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

80 South 8th Street, P.O. Box 534, Minneapolis, MN                  55440-0534
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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           Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A


Item No.          Section in Prospectus
1                 Cover page
2                 Key terms
3   (a)           Expense Summary
    (b)           The Flexible Portfolio Annuity in brief
4   (a)           Condensed financial information
    (b)           Performance information
    (c)           Financial statements
5   (a)           Cover page; About IDS Life
    (b)           The variable account
    (c)           The funds
    (d)           Cover page; The funds
    (e)           Voting rights
    (f)           NA
    (g)           NA
6   (a)           Charges
    (b)           Expense Summary; Charges
    (c)           Charges
    (d)           Distribution of the contracts
    (e)           The funds
    (f)           NA
7   (a)           Buying your annuity; Benefits in case of death; The annuity payout period
    (b)           The variable accounts; Making the most of your annuity,
                  Transferring money between charge accounts
    (c)           The funds; Charges
    (d)           Cover page
8   (a)           The annuity payout period
    (b)           Buying your annuity
    (c)           The annuity payout period
    (d)           The annuity payout period
    (e)           The annuity payout period
    (f)           The annuity payout period
9   (a)           Benefits in case of death
    (b)           Benefits in case of death
10  (a)           Buying your annuity; Valuing your investment
    (b)           Valuing your investment
    (c)           Buying your annuity; Valuing your investment
    (d)           NA
11  (a)           Surrendering your contract
    (b)           TSA - Special surrender provisions
    (c)           Surrendering your contract
    (d)           Buying your annuity
    (e)           The Flexible Portfolio Annuity in brief
12  (a)           Taxes
    (b)           Key terms
    (c)           NA
13                About IDS Life
14                Table of contents of the Statement of Additional Information


                                     PART B

                  Section in
Item No.          Statement of Additional Information
15  (a)           Cover page
    (b)           NA
16                Table of Contents
17  (a)           NA
    (b)           NA
    (c)           About IDS Life*
18  (a)           NA
    (b)           NA
    (c)           Independent Auditors
    (d)           NA
    (e)           NA
    (f)           Principal underwriter
19  (a)           Distribution of the contracts*; About IDS Life*
    (b)           Charges*
20  (a)           Principal underwriter
    (b)           Principal underwriter
    (c)           Principal underwriter
    (d)           NA
21  (a)           Performance information
    (b)           Performance information
22                Calculating annuity payouts
23  (a)           NA
    (b)           NA

*Designates section in the prospectus, which is hereby incorporated by reference in this statement of Additional Information.

IDS Life Flexible Portfolio Annuity

Prospectus
May 1, 1998

The Flexible Portfolio Annuity is an individual deferred fixed/variable annuity contract offered by IDS Life Insurance Company (IDS Life), a subsidiary of American Express Financial Corporation (AEFC). Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuity is available for qualified and nonqualified retirement plans.

IDS Life Variable Account 10

Sold by: IDS Life Insurance Company, IDS Tower 10, Minneapolis, MN 55440-0010,
Telephone: 800-437-0602. http://www.americanexpress.com/advisors.

This prospectus contains the information about the variable account that you should know before investing. Refer to "The variable account" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase this annuity as a replacement for, or in addition to an existing annuity.


The prospectus is accompanied or preceded by the following prospectuses: the IDS Life Retirement Annuity Mutual Funds; AIM Variable Insurance Funds, Inc.; Putnam Variable Trust; American Century Variable Portfolios, Inc.; Templeton Variable Products Series Fund and Warburg Pincus Trust. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


IDS Life is not a bank or financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investments in this annuity involve investment risk including the possible loss of principal.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) filed with the Securities and Exchange Commission (SEC), is available for reference, along with other related materials, on the SEC Internet website (http://www.sec.gov). The SAI is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

                                            Table of contents

Key terms....................................................................
The Flexible Portfolio Annuity in brief......................................
Expense summary..............................................................
Condensed financial information (unaudited)..................................
Financial statements.........................................................
Performance information......................................................
The variable account.........................................................
The funds....................................................................
     IDS Life Aggressive Growth Fund.........................................
     IDS Life International Equity Fund......................................
     IDS Life Capital Resource Fund..........................................
     IDS Life Managed Fund...................................................
     IDS Life Special Income Fund............................................
     IDS Life Moneyshare Fund................................................
     IDS Life Growth Dimensions Fund.........................................
     IDS Life Global Yield Fund..............................................
     IDS Life Income Advantage Fund..........................................
     AIM V.I. Growth and Income Fund.........................................
     Putnam VT New Opportunities Fund........................................
     American Century VP Value...............................................
     Templeton Developing Markets Fund: Class 1..............................
     Warburg Pincus Trust/Small Company Growth Portfolio.....................
The fixed account............................................................
Buying your annuity..........................................................
     The retirement date.....................................................
     Beneficiary.............................................................
     How to make purchase payments...........................................
Charges......................................................................
     Contract administrative charge..........................................
     Mortality and expense risk fee..........................................
     Surrender charge........................................................
     Waiver of surrender charges.............................................
     Premium taxes...........................................................
Valuing your investment......................................................
     Number of units.........................................................
     Accumulation unit value.................................................
     Net investment factor...................................................
     Factors that affect variable subaccount accumulation units..............
Making the most of your annuity..............................................
     Automated dollar-cost averaging.........................................
     Transferring money between subaccounts..................................
     Transfer policies.......................................................
     How to request a transfer or a surrender................................
Surrendering your contract...................................................
     Surrender policies......................................................
     Receiving payment when you request a surrender TSA-special surrender provisions....................................................
Changing ownership...........................................................
Benefits in case of death....................................................

The annuity payout period....................................................
     Annuity payout plans....................................................
     Death after annuity payouts begin.......................................
Taxes........................................................................
Voting rights................................................................
Substitution of investments..................................................
Distribution of the contracts................................................
About IDS Life ..............................................................
     Legal proceedings.......................................................
Year 2000....................................................................
Regular and special reports..................................................
     Services................................................................
     Table of contents of the Statement of Additional Information............

Key terms

These terms can help you understand details about your annuity.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable surrender charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by IDS Life.

IDS Life - In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to IDS Life for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o Individual Retirement Annuities (IRAs), including Roth IRAs
o SIMPLE IRAs
o Simplified Employee Pension (SEP) Plans
o Section 401(k) plans o Custodial and trusteed pension and profit-sharing plans
o Tax-Sheltered Annuities (TSAs)
o Section 457 plans.

All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Surrender charge - A deferred sales charge that may be applied if you surrender your annuity before the retirement date.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the contract value minus any applicable surrender charge and contract administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The Flexible Portfolio Annuity in brief

Purpose: The Flexible Portfolio Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your financial advisor or our Minneapolis office within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until return of the contract; the refund amount may be more or less than the payment you made. (Exception: if the law so requires, all of your purchase payment will be refunded.)

Accounts: You may allocate your purchase payments among any or all of:

o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. )

o one fixed account, which earns interest at rates that are adjusted periodically by IDS Life. (p. )

Buying your annuity: Your financial advisor will help you complete and submit an application. Applications are subject to acceptance at our Minneapolis office. You may buy a nonqualified annuity or a qualified annuity including an IRA. Payment may be made either in a lump sum or installments:

o Minimum initial purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o        Minimum additional purchase payment - $50.
o Minimum installment payment - $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.
o Maximum payment for each subsequent year - $50,000 to $100,000 depending upon your age. (p. )

Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p. )

Surrenders: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five variable subaccounts at any one time unless we agree otherwise. (p. )

Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. Roth IRAs, however, may grow tax-free, if you meet certain distribution requirements. (p. )


Charges: Your Flexible Portfolio Annuity is subject to a $30 annual contract administrative charge, a 1.25% mortality and expense risk charge, a surrender charge and any applicable premium taxes that may be imposed by state or local governments and deducted as applicable either from your purchase payments or upon total withdrawal or when annuity payouts begin. (p. )

Expense summary

The purpose of this table is to help you understand the various costs and expenses associated with your annuity.

You pay no sales charge when you purchase the annuity. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Contract charges."

Contract Owner Expenses*

Surrender charge
            (contingent deferred sales
          charge as percent of purchase
              payments surrendered)                         Contract year
                        7                                        1-3
                        6                                         4
                        5                                         5
                        4                                         6
                        3                                         7
                        2                                         8
                        0                                   After 8 years

         Annual Contract Administrative Charge                              $30

Variable Account Annual Expense

         Mortality and Expense Risk Fee
         (as a percentage of daily net asset value)                       1.25%

Annual Operating Expenses of Underlying Mutual Funds
(as a percentage of average net assets)

                   IDS Life       IDS Life        IDS Life                       IDS Life                       IDS Life
                   Aggressive     International   Capital        IDS Life        Special        IDS Life        Growth
                   Growth         Equity          Resource       Managed         Income         Moneyshare      Dimensions

Management fees     0.60%          0.83%           0.60%          0.59%           0.60%          0.51%           0.63%

Other expenses      0.07%          0.11%           0.07%          0.05%           0.07%          0.06%           0.08%

Total               0.67%*         0.94%*          0.67%*         0.64%*          0.67%*         0.57%*          0.71%*

                                                                                                                Warburg Pincus
                                                                 Putnam                                         Trust/Small
                   IDS Life       IDS Life        AIM V.I.       VT New          American       Templeton       Company Growth
                   Global         Income          Growth and     Opportunities   Century        Developing      (After Expense
                   Yield          Advantage       Income++       Fund            VP Value       Markets: Class IWaivers)

Management fees     0.84%          0.62%           0.63%          0.58%           1.00%          1.25%           0.90%

Other expenses      0.07%          0.03%           0.06%          0.05%              --          0.33%           0.24%

Total               0.91%*         0.65%*          0.69%          0.63%           1.00%          1.58%           1.14%+

* Annualized operating expenses of underlying mutual funds at Dec. 31, 1997.
+ Figures in "Management fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1997 net of any fee waivers or expense reimbursements. Without such waivers or reimbursements "Other Expenses" would equal 0.25%, "Total" would equal 1.15%.
++ AIM Advisers, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Fund reimburses AIM in an amount up to 0.25% of the average net asset value of the Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of the Fund in excess of the net asset value of the Fund as calculated on April 30, 1998.

Example:* You would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender at the end of each time period:

                   IDS Life       IDS Life        IDS Life                       IDS Life                       IDS Life
                   Aggressive     International   Capital        IDS Life        Special        IDS Life        Growth
                   Growth         Equity          Resource       Managed         Income         Moneyshare      Dimensions
1 year             $  90.56       $  93.33        $  90.56       $  90.25        $  90.56       $  89.54        $  90.97

3 years              133.52         141.87          133.52         132.59          133.52         130.41          134.76

5 years              159.04         173.04          159.04         157.48          159.04         153.82          161.12

10 years             235.11         263.38          235.11         231.92          235.11         217.99          239.34

                                                                 Putnam
                   IDS Life       IDS Life        AIM V.I.       VT New          American       Templeton       Warburg Pincus
                   Global         Income          Growth and     Opportunities   Century        Developing      Trust/Small
                   Yield          Advantage       Income         Fund            VP Value       Markets: Class ICompany Growth

1 year             $  93.02       $  90.36        $  90.77       $  90.15        $  93.94       $  99.89        $  95.38

3 years              140.94         132.90          134.14         132.28          143.72         161.48          148.03

5 years              171.49         158.00          160.08         156.95          176.12         205.58          183.30

10 years             260.27         232.98          237.23         230.85          269.56         327.44          283.84

You would pay the following expenses on the same investment assuming no surrender or the selection of an annuity payout plan at the end of each time period:

                   IDS Life       IDS Life        IDS Life                       IDS Life                       IDS Life
                   Aggressive     International   Capital        IDS Life        Special        IDS Life        Growth
                   Growth         Equity          Resource       Managed         Income         Moneyshare      Dimensions
1 year             $  20.56       $  23.33        $  20.56       $  20.25        $  20.56       $  18.92        $  20.97

3 years               63.52          71.87           63.52          62.59           63.52          58.55           64.76

5 years              109.04         123.04          109.04         107.48          109.04         100.67          111.12

10 years             235.11         263.38          235.11         231.92          235.11         217.99          239.34

                                                                 Putnam
                   IDS Life       IDS Life        AIM V.I.       VT New          American       Templeton       Warburg Pincus
                   Global         Income          Growth and     Opportunities   Century        Developing      Trust/Small
                   Yield          Advantage       Income         Fund            VP Value       Markets: Class ICompany Growth

1 year             $  23.02       $  20.36        $  20.77       $  20.15        $  23.94       $  29.89        $  25.38

3 years               70.94          62.90           64.14          62.28           73.72          91.48           78.03

5 years              121.49         108.00          110.08         106.95          126.12         155.58          133.30

10 years             260.27         232.98          237.23         230.85          269.56         327.44          283.84

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the $30 annual contract administrative charge is approximated as a .099% charge based on the average contract size. IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to the funds.

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each variable subaccount.

Year Ended Dec. 31,
                                       1997       1996

Subaccount HC1 (Investing in shares of IDS Life Capital Resource Fund)

Accumulation unit                     $1.03      $1.00
value at beginning
of period

Accumulation unit value               $1.27      $1.03
at end of period

Number of accumulation              122,749     72,833
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HI1 (Investing in shares of IDS Life International Equity Fund)

Accumulation unit                     $1.06      $1.00
value at beginning
of period

Accumulation unit value               $1.08      $1.06
at end of period

Number of accumulation              115,579     52,955
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HA1 (Investing in shares of IDS Life Aggressive Growth Fund)

Accumulation unit                     $1.09      $1.00
value at beginning
of period

Accumulation unit value               $1.22      $1.09
at end of period

Number of accumulation              112,556     56,318
units outstanding at end
of period (000 omitted)

Ration of operating                   1.25%      1.25%
expense to average
net assets


Subaccount HS1 (Investing in shares of IDS Life Special Income Fund)

Accumulation unit                     $1.05      $1.00
 value at beginning
of period

Accumulation unit value               $1.13      $1.05
at end of period

Number of accumulation              146,645     86,467
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HM1 (Investing in shares of IDS Life Moneyshare Fund)

Accumulation unit                     $1.03      $1.00
value at beginning
of period

Accumulation unit value               $1.07      $1.03
at end of period

Number of accumulation              150,354    111,372
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HD1 (Investing in shares of IDS Life Managed Fund)

Accumulation unit                     $1.12      $1.00
value at beginning
of period

Accumulation unit value               $1.32      $1.12
at end of period

Number of accumulation              150,987     50,902
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HG2 (Investing in shares of IDS Life Growth Dimensions Fund)

Accumulation unit                     $1.11      $1.00
value at beginning
of period

Accumulation unit value               $1.36      $1.11
at end of period

Number of accumulation              295,452     91,977
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HY2 (Investing in shares of IDS Life Global Yield Fund)

Accumulation unit                     $1.07      $1.00
value at beginning
of period

Accumulation unit value               $1.10      $1.07
at end of period

Number of accumulation               58,925     21,035
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HV2 (Investing in shares of IDS Life Income Advantage Fund)

Accumulation unit                     $1.05      $1.00
value at beginning
of period

Accumulation unit value               $1.17      $1.05
at end of period

Number of accumulation              160,046     55,065
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HW1 (Investing in shares of Aim V.I. Growth and Income Fund)

Accumulation unit                     $1.12      $1.00
value at beginning
of period

Accumulation unit value               $1.39      $1.12
at end of period

Number of accumulation              214,549     72,803
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HN1 (Investing in shares of Putnam VT New Opportunities Fund)

Accumulation unit                     $1.02      $1.00
value at beginning
of period

Accumulation unit value               $1.24      $1.02
at end of period

Number of accumulation              266,068    119,724
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HP2 (Investing in shares of American Century VP Value)

Accumulation unit                     $1.11      $1.00
value at beginning
of period

Accumulation unit value               $1.39      $1.11
at end of period

Number of accumulation               75,957     19,657
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HK1 (Investing in Class 1 shares of
Templeton Developing Markets Fund)

Accumulation unit                     $0.93      $1.00
value at beginning
of period

Accumulation unit value               $0.65      $0.93
at end of period

Number of accumulation              209,358     74,610
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets


Subaccount HT1 (Investing in shares of
Warburg Pincus Trust/Small Company Growth Portfolio)

Accumulation unit                     $1.09      $1.00
value at beginning
of period

Accumulation unit value               $1.24      $1.09
at end of period

Number of accumulation              183,719     62,743
units outstanding at end
of period (000 omitted)

Ratio of operating                    1.25%      1.25%
expense to average
net assets

1 Commencement of operations was March 5, 1996.
2 Commencement of operations was May 1, 1996.

Financial statements

The SAI, dated May 1, 1998, contains:


The audited financial statements of the Variable Account including:


o        statements of net assets as of Dec. 31, 1997; and

o        statements of operations for the year ended Dec. 31, 1997; and

o statements of changes in net assets for the year ended Dec. 31, 1997 and for the period from March 5, 1996 (commencement of operations) to Dec. 31, 1996, except for subaccounts HG, HY, HV and HP which are for the year ended Dec. 31, 1997 and the period May 1, 1996 (commencement of operations) to Dec. 31, 1996.


The audited financial statements of IDS Life Insurance Company including:


o        consolidated balance sheets as of Dec. 31, 1997 and Dec. 31, 1996; and

o related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended Dec. 31, 1997.


Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. We show actual performance from date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.


Simple yield - Account HM (investing in IDS Life Moneyshare Fund): Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - Account HM (investing in IDS Life Moneyshare Fund): Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and ten years (or up to the life of the account if it is less than ten years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests, and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact your financial advisor.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                               Subaccount

IDS Life Aggressive Growth Fund                                   HA
IDS Life International Equity Fund                                HI
IDS Life Capital Resource Fund                                    HC
IDS Life Managed Fund                                             HD
IDS Life Special Income Fund                                      HS
IDS Life Moneyshare Fund                                          HM
IDS Life Growth Dimensions Fund                                   HG
IDS Life Global Yield Fund                                        HY
IDS Life Income Advantage Fund                                    HV
AIM V.I. Growth and Income Fund                                   HW
Putnam VT New Opportunities Fund                                  HN
American Century VP Value                                         HP
Templeton Developing Markets Fund: Class 1                        HK
Warburg Pincus Trust/Small Company Growth Portfolio               HT

Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other account or of our general business. All obligations arising under the contracts are general obligations of IDS Life.

The variable account was established under Minnesota law on Aug. 23, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small-and medium-size companies. The fund also may invest in warrants or debt securities or in large, well-established companies when the portfolio manager believes such investments offer the best opportunity for capital appreciation.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock. The fund also may invest in certain international bonds if the portfolio manager believes they have a greater potential for capital appreciation than equities.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money-market instruments. The fund invests in many different companies in a variety of industries.

IDS Life Special Income Fund
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Growth Dimensions Fund
Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life Global Yield Fund
Objective: high total return through income and growth of capital. Invests primarily in a non-diversified portfolio of debt securities of U.S. and foreign issuers.

IDS Life Income Advantage Fund
Objective: high current income, with capital growth as a secondary objective. Invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

AIM V.I. Growth and Income Fund
Objective: growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings.

Putnam VT New Opportunities Fund
Objective: long-term capital appreciation. Invests principally in common stocks of companies in sectors of the economy that Putnam Investment Management, Inc., the fund's investment manager, believes possess above-average, long-term growth potential.

American Century VP Value
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.


Templeton Developing Markets Fund: Class I
Objective:   long-term  capital   appreciation.   Invests  primarily  in  equity
securities of issuers in countries having developing markets.


Warburg Pincus Trust/Small Company Growth Portfolio
Objective: capital growth. Invests primarily in equity securities of small-sized domestic companies.

More comprehensive information regarding each fund is contained in the fund prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities, variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although IDS Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policy owners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable annuity, variable life insurance and qualified plan separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.


The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The investment managers for the funds are as follows:


o        IDS Life Funds - IDS Life, IDS Tower 10, Minneapolis, MN 55440.
         American Express Financial Corporation is the investment advisor for the IDS Life Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund;

o AIM V.I. Growth and Income Fund - A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173;


o Putnam VT New Opportunities Fund - Putnam Investment Management, Inc., One Post Office Square, Boston, MA 02109;

o American Century VP Value - American Century Investment Management, Inc., American Century Tower, 4500 Main Street, Kansas City, MO 64111;

o Templeton Developing Markets Fund - Templeton Asset Management Ltd., Temasek Blvd., #38-03, Suntec Tower One, Singapore 038987


o Warburg Pincus Trust/Small Company Growth Portfolio - Warburg Asset Management, 466 Lexington Avenue, New York, NY 10017-3147.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting IDS Life at the address or telephone number on the front of this prospectus, or from your financial advisor.

The fixed account

Purchase payments may also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of IDS Life, the company's main portfolio of investments. Interest is credited daily and compounded annually. We may change the interest rates from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your financial advisor will help you prepare and submit your application, and send it along with your initial purchase payment to our Minneapolis office. As the owner, you have all rights and may receive all benefits under the contract. The annuity cannot be owned in joint tenancy, except in spousal situations. You cannot buy an annuity or be an annuitant if you are 91 or older. Please remember that the investment performance expenses and deduction of certain charges affect accumulation value.

When you apply, you can select:
o        the account(s) in which you want to invest;
o        how you want to make purchase payments; and
o        a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our Minneapolis office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive your payments at our Minneapolis office.


The retirement date

Upon processing your application, we will establish the retirement date to the maximum age or date as specified on the next page. You can also select a date within the maximum limits. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


For nonqualified annuities and Roth IRAs, the retirement date must be:


o        no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the 10th contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum annuity start date ranges from age 85 to 95 based on the annuitant's age when the contract is issued. See contract for details.)


For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the retirement date generally must be:


o        on or after the date the annuitant reaches age 59 1/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified annuities, by April of the year following the calendar year when the annuitant reaches age 70 1/2; or, if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

If you are taking the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary. (In Pennsylvania, the annuity payout ranges from age 85 to 95 based on the annuitant's age when the contract is issued. See contract for details.)

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "Special surrender provisions.")

Beneficiary

If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payment

If single payment:

Nonqualified:            $2,000
Qualified:               $1,000

o        Minimum additional purchase payment: $50

If installment payments:

o Minimum installment payment(s): $50 monthly; $23.08 biweekly (scheduled payment plan billing)

Installments must total at least $600 in the first year.*

* If you make no purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum first-year payment(s):

This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the contract.

Up to age 75               $  1 million
76 to 85                   $    500,000
86 to 90                   $     50,000

o        Maximum payment for each subsequent year:**
         $100,000 Up to age 85
         $50,000 Ages 86-90

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

How to make purchase payments

1    By letter

Send your check along with your name and account number to:

Regular mail:

IDS Life Insurance Company
Box 74
Minneapolis, MN  55440-0074

Express mail:

IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN  55402

2    By scheduled payment plan

Your financial advisor can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

Contract administrative charge
This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary. This $30 charge is waived if your contract value, or total purchase payments less any payments surrendered, equals or exceeds $25,000 on your contract anniversary.

If you surrender your contract, the charge will be deducted at the time of surrender regardless of the contract value or purchase payments made. The charge cannot be increased and does not apply after annuity payouts begin.

Mortality and expense risk fee

This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time that dividends are distributed from the funds in which they invest. Annually the fee totals 1.25% of the subaccounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life annuitants live. If, as a group, IDS Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, IDS Life annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Surrender charge

A surrender charge applies to all purchase payments surrendered in the first eight contract years. The surrender amount you request is determined by drawing from your total contract value in the following order:

o First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). There is no surrender charge on contract earnings. Note: Contract earnings are determined by looking at the entire contract value, not the earnings of any particular variable subaccount or the fixed account.

o If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

Surrender charges as
percent of purchase
payments surrendered                        Contract year
-------------------------------------- -------------------------
              7                                  1-3
              6                                   4
              5                                   5
              4                                   6
              3                                   7
              2                                   8
              0                             After 8 years

The surrender charge is calculated so that the total amount surrendered, minus any surrender charge, equals the amount you request.

Waiver of surrender charges There are no surrender charges for:

o    contract earnings;
o minimum required distributions after you reach age 70 1/2; (for qualified plans)
o    contracts settled using an annuity payout plan; and
o    death benefits.

If your contract includes a "Waiver of Surrender Charges for Nursing Home Confinement" Annuity Endorsement, we will waive surrender charges that are normally assessed upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse (except in New Jersey) are confined to a nursing home and have been for the prior 90 days.

To qualify, the nursing home must meet the following criteria:

o be licensed by an appropriate licensing agency to provide nursing care;
o provide 24-hour-a-day nursing services;
o have a doctor available for emergency situations;
o have a nurse on duty or on call at all times;
o maintain clinical records; and
o have appropriate methods for administering drugs.

To the extent permitted by state law, this endorsement is included in contracts issued when the owner is under age 76 on the date that we issue the contract.

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by IDS Life annuities. Fees for these services start at $30 per calendar year per participant. A termination fee for owners under age 59 1/2 will be charged (fee waived in case of death or disability).

Possible group reductions: In some cases (for example, an employer making the annuity available to employees), lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments impose premium taxes (up to 3.5%). These taxes are dependent upon the state of residence or the state in which the contract was sold and are deducted as applicable. In some cases, premium taxes are deducted from your purchase payments before they are allocated. In other cases, the deduction is made when you surrender your contract or when annuity payouts begin.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments, plus interest earned, less any amounts surrendered or transferred and any contract administrative charge assessed.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a variable subaccount, or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund. The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor
o Determined each business day by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then
o    dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable subaccount(s);
o transfers into or out of the variable subaccount(s);
o partial surrenders;
o surrender charges; and/or
o contract administrative charges.


Accumulation unit values will fluctuate due to:


o changes in underlying mutual fund(s) net asset value;
o dividends distributed to the variable subaccount(s);
o capital gains or losses of underlying mutual funds;
o mutual fund operating expenses; and/or
o mortality and expense risk fees.

Making the most of your annuity


Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower the average cost per unit. For specific features contact your financial advisor.

How dollar-cost averaging works

                     Amount           Accumulation`       Number of
Month                invested         unit value          units purchased

Jan                      $100              $20              5.00
Feb                       100               18              5.56
March                     100               17              5.88
April                     100               15              6.67
May                       100               16              6.25
June                      100               18              5.56
July                      100               17              5.88
Aug                       100               19              5.26
Sept                      100               20              4.76
Oct                       100               21              5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low...

(arrow in table pointing to September) and fewer units when the per unit market price is high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

Certain restrictions apply to transfers involving the fixed account. We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt mutual fund management strategy and increase expenses, which are borne by all contract owners participating in the fund regardless of their transfer activity. We may apply modifications or restrictions in any manner reasonably designed to prevent any use of the transfer right we consider to be to the disadvantage of other contract owners.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the variable subaccounts, or from the variable subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the variable subaccount(s), you may not make a transfer (including automated transfers) from any variable subaccount back to the fixed account until the next contract anniversary.


o You may transfer contract values from the fixed account to the variable subaccount(s) once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).


o If we receive your transfer request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts. During the annuity payout period, you cannot be invested in more than five variable subaccounts at any one time unless we agree otherwise.

How to request a transfer or a surrender

1    By letter

Send your name, account number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010

Express mail:
IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN  55402

Minimum amount
Mail transfers:            $250 or entire account balance
Mail surrenders:           $250 or entire account balance

Maximum amount
Mail transfers:            None (up to contract value)
Mail surrenders:           None (up to contract value)

2    By phone

Call between 7 a.m. and 6 p.m. Central time:

1-800-437-0602 (toll free) or
(612) 671-4738 (Minneapolis/St. Paul area)

TTY service for the hearing impaired:
1-800-285-8846 (toll free)

Minimum amount
Phone transfers:          $250 or entire account balance
Phone surrenders:         $250 or entire account balance

Maximum amount
Phone transfers:          None (up to contract value)
Phone surrenders:         $50,000

We answer phone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. A telephone surrender will not be allowed within 30 days of a phoned-in address change. As long as the procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing IDS Life.

3    By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccount or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to IDS Life. You must allow 30 days for IDS Life to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the variable subaccount(s) may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:  $50

Maximum amount
Automated transfers or surrenders:          None (except for automated
                                            transfers from the fixed account)

Surrendering your contract

As owner, you may surrender all or part of your contract at any time before annuity payouts begin by sending a written request or calling IDS Life. For total surrenders we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Surrender charge") and IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.

Surrender policies

If you have a balance in more than one account and request a partial surrender, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving payment when you request a surrender

By regular or express mail:

o    Payable to owner;

o    Mailed to address of record;

o    Special payee and/or addressee.

NOTE:      You will be charged a fee if you request express mail delivery.

By wire:

o    Request that payment be wired to your bank;

o    Bank account must be in the same ownership as your contract;

o Pre-authorization required. For instructions, contact your financial advisor.

Payment normally will be sent within seven days after receiving your request. However, we may postpone the payment if:

- the surrender amount includes a purchase payment check that has not cleared;
-    the NYSE is closed, except for normal holiday and weekend closings;
-    trading on the NYSE is restricted, according to SEC rules;
- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
-    the SEC permits us to delay payment for the protection of security holders.

TSA-special surrender provisions

Participants in Tax-Sheltered Annuities: The Code imposes certain restrictions on your right as owner to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if: - you have attained age 59 1/2; - you have become disabled as defined in the Code; - you have separated from the service of the employer who purchased the annuity; or - the distribution is made to your beneficiary because of your death.

o If you encounter a financial hardship (within the meaning of the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec.
     31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it still may be subject to IRS taxes and penalties. (See "Taxes.")

o The above restrictions on the right to receive a distribution do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions do not apply to transfers or exchanges of contract value within the annuity, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

o For certain types of contributions under a TSA contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Participation in the Portland Public Schools TSA program: IDS Life will guarantee that your fixed account surrender value will not be less than the purchase payments paid, less any amounts previously surrendered, provided:

o all purchase payments under the contract have been allocated only to the fixed account; and

o there have been no transfers of fixed account contract values to any variable subaccount. If payments are allocated to a variable subaccount or monies are transferred from the fixed account to a variable subaccount, the guarantee does not apply.

Participants in the Texas Optional Retirement Program: You cannot receive any distribution before retirement unless you become totally disabled or end your employment at a Texas college or university.
This restriction affects your right to:

o    surrender all or part of your annuity at any time; and
o    move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership with us at our Minneapolis office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except IDS Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary as follows:

For contracts issued in all states except Texas:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

o    the contract value;
o the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or
o    purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

o    the contract value; or
o the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

For contracts issued in Texas:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

o purchase payments minus any surrenders; or
o the contract value.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the retirement date, and the spouse is the only beneficiary, the spouse may keep the annuity in force until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No surrender charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:

o the annuity payout plan you select;
o the annuitant's age and, in most cases, sex;
o the annuity table in the contract;
o the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan.

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, ten or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, ten or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o    over the life of the annuitant;
o    over the joint lives of the annuitant and a designated beneficiary;
o    for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes


Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender. (See detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records. Roth IRAs may grow tax-free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payment(s).

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will continue to be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS 10% penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at the rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For other qualified annuities, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payout. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If a distribution is taken from a contract offered under a Section 457 Plan (deferred compensation plan of state and local governments and tax-exempt organizations), withholding is computed using payroll methods depending upon the type of payment.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.


Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, SIMPLE IRA or Section 457 plan), mandatory 20% income tax withholding generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o        the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights

As a contract owner with investments in the variable subaccount(s) you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes is equal to:

o        the reserve held in each subaccount for the contract, divided by;

o the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of IDS Life's Management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, investment in the subaccount may be discontinued or another registered open-end management investment company may be substituted for fund shares held in the subaccounts if IDS Life believes it would be in the best interest of persons having voting rights under the contract. The variable account may be operated as a management company under the 1940 Act or it may be deregistered under this Act if the registration is no longer required. In the event of any such substitution or change, IDS Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. IDS Life will notify owners of any substitution or change.

Distribution of the contracts

IDS Life, a registered broker/dealer, is the sole distributor of the contract. IDS Life pays total commissions of up to 7.0% of the total purchase payments received on the contracts. A portion of this total commission is paid to district managers and field vice presidents of the selling representative.

About IDS Life

The Flexible Portfolio Annuity is issued by IDS Life, a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of the American Express Company, a financial services company headquartered in New York City.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

American Express Financial Advisors Inc. offers mutual funds, investment certificates and a broad range of financial management services. IDS Life offers insurance and annuities.


American Express Financial Advisors Inc. serves individuals and businesses through its nationwide network of more than 175 offices and more than 8,600 financial advisors.


Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Legal Proceedings


A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this type was brought against IDS Life and its parent, AEFC. A second action was filed in March 1997. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after Jan. 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statues. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.


IDS Life believes it has meritorious defenses to these and other actions arising in connection with the conduct of its business activities and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal proceedings which would have a material adverse effect on its consolidated financial condition.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the IDS Life Variable Account 10. The IDS Life Variable Account 10 has no computer systems of its own but is dependent upon the systems maintained by, AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life Variable Account 10's operations currently is being evaluated. The potential materiality of any such impact is not known at this time.


Regular and special reports

Services
To help you track and evaluate the performance of your annuity, we provide:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

A personalized annuity progress report detailing the cumulative return since the contract was purchased and the average annual rate of return on your investments. This report, which is unique in the industry, is available upon request from your financial advisor.

Table of contents of the Statement of Additional Information

IDS Life Preferred Retirement Account........................................3
Performance information......................................................3
Calculating annuity payouts..................................................7
Rating agencies..............................................................8
Principal underwriter........................................................9
Independent auditors.........................................................9
Prospectus...................................................................9
Financial statements -
     IDS Life Variable Account 10
     IDS Life Insurance Company


------------------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

         IDS Life Flexible Portfolio Annuity

         IDS Life Retirement Annuity Mutual Funds

         AIM Variable Insurance Funds, Inc.

         Putnam Variable Trust

         American Century Variable Portfolios, Inc.

         Templeton Variable Products Series Fund

         Warburg Pincus Trust/Small Company Growth Portfolio

Please return this request to:

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010

Your name

Address

City                                           State                       Zip

                                   STATEMENT OF ADDITIONAL INFORMATION

                                                   for

                                   IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

                                       IDS Life Variable Account 10


                                               May 1, 1998



IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information, dated May 1, 1998, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1998, which may be obtained from your financial advisor, or by writing or calling IDS Life at the address or telephone number below.




IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440
800-437-0602

                           TABLE OF CONTENTS

IDS Life Preferred Retirement Account..................................p. 3

Performance Information................................................p. 3

Calculating Annuity Payouts............................................p. 7

Rating Agencies........................................................p. 8

Principal Underwriter..................................................p. 9

Independent Auditors...................................................p. 9

Prospectus.............................................................p. 9

Financial Statements
     IDS Life Variable Account 10
     IDS Life Insurance Company

IDS LIFE PREFERRED RETIREMENT ACCOUNT

The Flexible Portfolio Annuity may be used to fund the IDS Life Preferred Retirement Account (PRA) as a way to build tax-deferred retirement income. The PRA can be used to supplement, or as an alternative to, a non-deductible IRA or other retirement plan.

The advantages of the IDS Life Preferred Retirement Account over a non-deductible IRA are shown below:

                            IDS Life Preferred Retirement Account   Non-deductible IRA
--------------------------- --------------------------------------- ----------------------------------------
Maximum amount you can      $50,000 to $1 million initially, then   $2,000 per year ($4,000 per year for
contribute                  $50,000 to $100,000 per year            married individuals filing jointly)
                            depending on your age. (spouse can
                            have own plan)

--------------------------- --------------------------------------- ----------------------------------------
Highest age you can         The later of age 85 or the 10th         70 1/2 years old
contribute                  contract anniversary

--------------------------- --------------------------------------- ----------------------------------------
Types of income you can     Any type: wages, investment income,     Generally limited to income from
contribute                  gifts, inheritance, etc.                employment


--------------------------- --------------------------------------- ----------------------------------------
Records you must            None required, but IDS Life furnishes   You must keep all records yourself
keep                        furnishes you
                            reports for your files


--------------------------- --------------------------------------- ----------------------------------------
Reports you must file       None                                    You must report all contributions and
with the IRS                                                        withdrawals each year

--------------------------- --------------------------------------- ----------------------------------------
Age at which you must       The later of age 85 or the 10th         70 1/2 years old
begin withdrawals           contract anniversary

--------------------------- --------------------------------------- ----------------------------------------

PERFORMANCE INFORMATION


Calculation of yield for Subaccount HM (Investing in IDS Life Moneyshare Fund)


Subaccount HM, which invests in IDS Life Moneyshare Fund, calculates an annualized simple yield and a compound yield based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical subaccount having the balance of one accumulation unit at the beginning of the seven-day period. (The net change does not include capital change, but does include a pro rata share of the annual contract charges, including the annual contract administrative charge and the mortality and expense risk fee.) The net change in the subaccount value is divided by the value of the subaccount at the beginning of the period to obtain the return for the period. That return is then multiplied by 365/7 to obtain an annualized figure.

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

The subaccount calculates its compound yield according to the following formula:

Compound Yield = [(return for seven-day period +1) x (365/7)] - 1


Annualized Yield based on the Seven-Day Period ended Dec. 31, 1997

Subaccount investing in:       Simple Yield          Compound Yield
IDS Life Moneyshare Fund           3.90%                  3.97%


The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in subaccount HM with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of subaccount HM to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for Subaccounts (Investing in income funds)

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(a-b + 1)6 - 1]
                                                     cd

where:        a     = dividends and investment income earned during the period.
              b     = expenses accrued for the period (net of reimbursements).
              c     = the average daily number of accumulation units
                      outstanding during the period that were entitled to receive dividends.
              d     = the maximum offering price per accumulation unit on
                      the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield based on the 30-day Period ended Dec. 31, 1997


Subaccount investing in:                               Yield
IDS Life Special Income (HS)                            6.83%
IDS Life Global Yield (HY)                              5.87
IDS Life Income Advantage (HV)                          8.23

Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the account), calculated according to the following formula:

                                                   P(1+T)n = ERV

where:        P     = a hypothetical initial payment of $1,000.
              T     = average annual total return.
              n     = number of years.
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.

Average Annual Total Return For Period Ended:                 Dec. 31, 1997

Average Annual Total Return with Surrender

                                                         Performance Since                      Performance Since
                                                        Commencement of the                 Commencement of the Fund
                                                             Subaccount

                                                                    Since                                            Since
Subaccount investing in:*                              1 Year    Commencement  1 Year     5 Years   10 Years     Commencement
IDS LIFE
   Aggressive Growth Fund (3/96;1/92)*                   4.15%  7.77%            4.15%   10.69%           --%          10.34%
   Capital Resource Fund (3/96;10/81)                   15.51   10.23           15.51    10.26         13.16             --
   Global Yield (5/96;4/96)                             -4.53   1.56            -4.53      --            --             1.56
   Growth Dimensions (5/96;4/96)                        15.73   16.39           15.73      --            --            16.40
   Income Advantage (5/96;4/96)                          4.88   6.03             4.88      --            --             6.03
   International Equity Fund (3/96;1/92)                -5.64   0.23            -5.64     6.89           --             6.36
   Managed Fund (3/96;4/86)                             10.94   12.98           10.94    11.13         12.40             --
   Moneyshare Fund (3/96;10/81)                         -3.22   -0.09           -3.22     2.17          4.18             --
   Special Income Fund (3/96;10/81)                      0.40   3.20             0.40     7.49          8.42             --

AIM
   AIM V.I. Growth and Income Fund (3/96;5/94)          17.07   16.43           17.07      --            --            18.47

AMERICAN
   American Century VP Value (5/96;5/96)                17.42   17.82           17.42      --            --            17.79

PUTNAM
   Putnam VT New Opportunities Fund (3/96;5/94)         14.67   9.11            14.67      --            --            20.27

TEMPLETON
   Templeton Developing Markets Fund: Class I          -37.15   -25.72         -37.15      --            --           -25.69
(3/96;5/96)

WARBURG
   Warburg Pincus Trust Small Company Growth             7.13   9.00           7.13        --            --            18.30
(3/96;6/95)

Average Annual Total Return without Surrender

                                             Performance Since                             Performance Since
                                            Commencement of the                        Commencement of the Fund
                                                Subaccount

                                                        Since                                                    Since
Subaccount investing in:*               1 Year       Commencement    1 Year    5 Years     10 Years           Commencement
IDS LIFE
   Aggressive Growth Fund                11.15%   11.33%             11.15%    11.35%         --%                10.85%
(3/96;1/92)*
   Capital Resource Fund (3/96;10/81)    22.51    13.72               22.51    10.93        13.16                  --
   Global Yield (5/96;4/96)               2.47    5.66                 2.47       --          --                  5.66
   Growth Dimensions (5/96;4/96)         22.73    20.14               22.73       --          --                 20.15
   Income Advantage (5/96;4/96)          11.88    10.01               11.88       --          --                 10.01
   International Equity Fund              1.36    4.00                 1.36     7.65          --                  6.97
(3/96;1/92)
   Managed Fund (3/96;4/86)              17.94    16.40               17.94    11.77        12.40                  --
   Moneyshare Fund (3/96;10/81)           3.78    3.69                 3.78     3.07         4.18                  --
   Special Income Fund (3/96;10/81)       7.40    6.89                 7.40     8.23         8.42                  --

AIM
   AIM V.I. Growth and Income Fund
(3/96;5/94)                              24.07    19.77               24.07       --          --                 19.50

AMERICAN
   American Century VP Value             24.42    21.54               24.42       --          --                 21.50
(5/96;5/96)

PUTNAM VT
   Putnam VT New Opportunities Fund      21.67    12.63               21.67       --          --                 21.26
(3/96;5/94)

TEMPLETON
   Templeton Developing Markets Fund:
   Class I (3/96;5/96)                  -30.15    -20.95             -30.15       --          --                -20.92

WARBURG
   Warburg Pincus Trust - Small
Company  Growth (3/96;6/95)              14.13    12.53               14.13       --          --                 20.44

*  (Commencement dates of the subaccounts; commencement dates of the funds).

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                                 ERV - P
                                                    P

where:        P     = a hypothetical initial payment of $1,000.
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the account) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a surrender charge.

Total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.


Performance of the subaccounts may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:
o determine the dollar value of your annuity as of the valuation date seven days before the retirement date and then deduct any applicable premium tax.
o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying mutual fund.

Subsequent Payouts: To compute later payouts, we multiply:
o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% Table: If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they are declining.

Annuity Unit Values: This value was originally set at $1 for each variable subaccount. To calculate later values we multiply the last annuity value by the product of:

o        the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table we apply the value according to the annuity payout plan you select; and
o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuity. This information relates only to the fixed account and reflects IDS Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

       Rating agency                     Rating

         A.M. Best                         A+
                                       (Superior)

       Duff & Phelps                       AAA

          Moody's                          Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the variable account is IDS Life, which offers the variable annuities on a continuous basis.


Surrender charges received by IDS Life for 1997 and 1996, aggregated $14,502,145 and $11,956,753 respectively. Commissions paid by IDS Life for 1997 and 1996, aggregated $17,883,488 and $17,247,007, respectively. The surrender charges were applied toward payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life Variable Account 10 including the statements of net assets as of Dec. 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for the year ended Dec. 31, 1997 and for the period from March 5, 1996 (commencement of operations) to Dec. 31, 1996, and the consolidated financial statements of IDS Life Insurance Company as of Dec. 31, 1997 and 1996 and for each of the three years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1998, is hereby incorporated in this Statement of Additional Information by reference.

IDS Life Variable Account 10

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 (comprised of subaccounts HC, HI, HA, HS, HM, HD, HG, HY, HV, HW, HN, HP, HK and
HT) as of December 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 1997 and the period March 5, 1996 (commencement of operations) to December 31, 1996, except for subaccounts HG, HY, HV and HP which are for the year ended December 31, 1997 and the period May 1, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 at December 31, 1997, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 13, 1998

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                              Dec. 31, 1997

                                                                       Segregated Asset Subaccount
                                        --------------------------------------------------------------------------------------------
Assets                                      HC                HI                HA                 HS                   HM

------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
5,453,621 shares at net asset value
of  $28.58 per share (cost $142,863,049)  $ 155,843,105              $ -               $ -                 $ -                  $ -
IDS Life International Equity Fund
9,147,506 shares at net asset value
of  $13.63 per share (cost $127,001,485)              -      124,670,617                 -                   -                    -
IDS Life Aggressive Growth Fund
8,559,750 shares at net asset value
of  $16.07 per share (cost $138,207,473)              -                -       137,497,896                   -                    -
IDS Life Special Income Fund
14,065,928 shares at net asset value
of  $11.80 per share (cost $165,903,130)              -                -                 -         165,908,767                    -
IDS Life Moneyshare Fund, Inc.
160,985,186 shares at net asset value
of  $1.00 per share (cost $160,968,932)               -                -                 -                   -          160,971,770
IDS Life Managed Fund, Inc.
11,101,901 shares at net asset value
of  $18.04 per share (cost $196,458,268)              -                -                 -                   -                    -
IDS Life Growth Dimensions Fund
29,426,253 shares at net asset value
of  $13.70 per share (cost $351,769,867)              -                -                 -                   -                    -
IDS Life Global Yield Fund
6,233,514 shares at net asset value
of  $10.39 per share (cost $64,163,703)               -                -                 -                   -                    -
IDS Life Income Advantage Fund
18,116,462 shares at net asset value
of  $10.38 per share (cost $184,110,214)              -                -                 -                   -                    -
AIM V.I. Growth and Income Fund
15,859,425 shares at net asset value
of  $18.87 per share (cost $259,690,258)              -                -                 -                   -                    -
Putnam VT New Opportunities Fund
15,630,892 shares at net asset value
of  $21.23 per share (cost $285,199,389)              -                -                 -                   -                    -
American Century VP Value
15,229,889 shares at net asset value
of  $6.93 per share (cost $91,534,721)                -                -                 -                   -                    -
Templeton Developing Markets Fund: Class 1
20,635,227 shares at net asset value
of  $6.63 per share (cost $193,938,715)               -                -                 -                   -                    -
Warburg Pincus Trust/Small
Company Growth Portfolio
13,872,606 shares at net asset value
of  $16.48 per share (cost $201,333,371)              -                -                 -                   -                    -
------------------------------------------------------------------------------------------------------------------------------------
                                            155,843,105      124,670,617       137,497,896         165,908,767          160,971,770
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                  -                -                 -           1,002,966              752,013
Accounts receivable from IDS Life
for contract purchase payments                  143,802           74,082           112,310             413,918              686,300
Receivable from mutual funds for
share redemptions                                   265           82,339                 -                   -               68,220
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                155,987,172      124,827,038       137,610,206         167,325,651          162,478,303
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                  173,084          138,647           152,284             183,379              180,385
Contract terminations                               265           82,339                 -                   -               68,220
Payable to mutual funds for investments
purchased                                       143,802           74,172           112,310           1,233,505            1,257,928
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               317,151          295,158           264,594           1,416,884            1,506,533
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                         155,424,061      124,346,448       137,027,737         165,828,857          160,871,928
Net assets applicable to contracts in
payment period                                  245,960          185,432           317,875              79,910               99,842
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                          $ 155,670,021    $ 124,531,880     $ 137,345,612       $ 165,908,767        $ 160,971,770
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding              122,749,028      115,579,437       112,555,811         146,644,987          150,354,200
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit            $ 1.27           $ 1.08            $ 1.22              $ 1.13               $ 1.07
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                 Dec. 31, 1997

                                                                        Segregated Asset Subaccount
                                           -----------------------------------------------------------------------------------------
Assets                                         HD                 HG                 HY                HV                 HW

------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
5,453,621 shares at net asset value
of  $28.58 per share (cost $142,863,049)              $ -               $ -                $ -               $ -                $ -
IDS Life International Equity Fund
9,147,506 shares at net asset value
of  $13.63 per share (cost $127,001,485)                -                 -                  -                 -                  -
IDS Life Aggressive Growth Fund
8,559,750 shares at net asset value
of  $16.07 per share (cost $138,207,473)                -                 -                  -                 -                  -
IDS Life Special Income Fund
14,065,928 shares at net asset value
of  $11.80 per share (cost $165,903,130)                -                 -                  -                 -                  -
IDS Life Moneyshare Fund, Inc.
160,985,186 shares at net asset value
of  $1.00 per share (cost $160,968,932)                 -                 -                  -                 -                  -
IDS Life Managed Fund, Inc.
11,101,901 shares at net asset value
of  $18.04 per share (cost $196,458,268)      200,251,161                 -                  -                 -                  -
IDS Life Growth Dimensions Fund
29,426,253 shares at net asset value
of  $13.70 per share (cost $351,769,867)                -       403,139,604                  -                 -                  -
IDS Life Global Yield Fund
6,233,514 shares at net asset value
of  $10.39 per share (cost $64,163,703)                 -                 -         64,753,886                 -                  -
IDS Life Income Advantage Fund
18,116,462 shares at net asset value
of  $10.38 per share (cost $184,110,214)                -                 -                  -       188,136,828                  -
AIM V.I. Growth and Income Fund
15,859,425 shares at net asset value
of  $18.87 per share (cost $259,690,258)                -                 -                  -                 -        299,267,340
Putnam VT New Opportunities Fund
15,630,892 shares at net asset value
of  $21.23 per share (cost $285,199,389)                -                 -                  -                 -                  -
American Century VP Value
15,229,889 shares at net asset value
of  $6.93 per share (cost $91,534,721)                  -                 -                  -                 -                  -
Templeton Developing Markets Fund: Class 1
20,635,227 shares at net asset value
of  $6.63 per share (cost $193,938,715)                 -                 -                  -                 -                  -
Warburg Pincus Trust/Small
Company Growth Portfolio
13,872,606 shares at net asset value
of  $16.48 per share (cost $201,333,371)                -                 -                  -                 -                  -
------------------------------------------------------------------------------------------------------------------------------------
                                              200,251,161       403,139,604         64,753,886       188,136,828        299,267,340
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                    -                 -            339,085         1,367,392                  -
Accounts receivable from IDS Life for contract
purchase payments                                 348,332           435,159            103,946           380,602                  -
Receivable from mutual funds for
share redemptions                                     617            96,800                 61                42                  -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  200,600,110       403,671,563         65,196,978       189,884,864        299,267,340
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                    219,347           441,739             71,684           206,581            325,302
Contract terminations                                 617            96,800                 61                42                  -
Payable to mutual funds for investments
purchased                                         348,332           435,159            371,347         1,541,413                  -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 568,296           973,698            443,092         1,748,036            325,302
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                           199,487,972       401,846,061         64,687,752       187,930,384        298,591,370
Net assets applicable to contracts in
payment period                                    543,842           851,804             66,134           206,444            350,668
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $ 200,031,814     $ 402,697,865       $ 64,753,886     $ 188,136,828      $ 298,942,038
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                150,987,102       295,452,068         58,925,382       160,046,402        214,549,068
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit              $ 1.32            $ 1.36             $ 1.10            $ 1.17             $ 1.39
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                 Dec. 31, 1997

                                                                Segregated Asset Subaccount
                                          ------------------------------------------------------------------------------   Combined
Assets                                        HN                 HP                 HK                  HT                 Variable
                                                                                                                            Account
------------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund
5,453,621 shares at net asset value
of  $28.58 per share (cost $142,863,049)          $ -               $ -                $ -                 $ -        $ 155,843,105
IDS Life International Equity Fund
9,147,506 shares at net asset value
of  $13.63 per share (cost $127,001,485)            -                 -                  -                   -          124,670,617
IDS Life Aggressive Growth Fund
8,559,750 shares at net asset value
of  $16.07 per share (cost $138,207,473)            -                 -                  -                   -          137,497,896
IDS Life Special Income Fund
14,065,928 shares at net asset value
of  $11.80 per share (cost $165,903,130)            -                 -                  -                   -          165,908,767
IDS Life Moneyshare Fund, Inc.
160,985,186 shares at net asset value
of  $1.00 per share (cost $160,968,932)             -                 -                  -                   -          160,971,770
IDS Life Managed Fund, Inc.
11,101,901 shares at net asset value
of  $18.04 per share (cost $196,458,268)            -                 -                  -                   -          200,251,161
IDS Life Growth Dimensions Fund
29,426,253 shares at net asset value
of  $13.70 per share (cost $351,769,867)            -                 -                  -                   -          403,139,604
IDS Life Global Yield Fund
6,233,514 shares at net asset value
of  $10.39 per share (cost $64,163,703)             -                 -                  -                   -           64,753,886
IDS Life Income Advantage Fund
18,116,462 shares at net asset value
of  $10.38 per share (cost $184,110,214)            -                 -                  -                   -          188,136,828
AIM V.I. Growth and Income Fund
15,859,425 shares at net asset value
of  $18.87 per share (cost $259,690,258)            -                 -                  -                   -          299,267,340
Putnam VT New Opportunities Fund
15,630,892 shares at net asset value
of  $21.23 per share (cost $285,199,389)  331,843,827                 -                  -                   -          331,843,827
American Century VP Value
15,229,889 shares at net asset value
of  $6.93 per share (cost $91,534,721)              -       105,543,021                  -                   -          105,543,021
Templeton Developing Markets Fund: Class 1
20,635,227 shares at net asset value
of  $6.63 per share (cost $193,938,715)             -                 -        136,811,555                   -          136,811,555
Warburg Pincus Trust/Small
Company Growth Portfolio
13,872,606 shares at net asset value
of  $16.48 per share (cost $201,333,371)            -                 -                  -         228,620,551          228,620,551
------------------------------------------------------------------------------------------------------------------------------------
                                          331,843,827       105,543,021        136,811,555         228,620,551        2,703,259,928
------------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                -                 -                  -                   -            3,461,456
Accounts receivable from IDS Life
for contract purchase payments                      -                 -                  -                   -            2,698,451
Receivable from mutual funds for
share redemptions                                   -                 -                  -                   -              248,344
------------------------------------------------------------------------------------------------------------------------------------
Total assets                              331,843,827       105,543,021        136,811,555         228,620,551        2,709,668,179
------------------------------------------------------------------------------------------------------------------------------------
Liabilities Payable to IDS Life for:
Mortality and expense risk fee                365,473           114,182            149,772             250,191            2,972,050
Contract terminations                               -                 -                  -                   -              248,344
Payable to mutual funds for investments
purchased                                           -                 -                  -                   -            5,517,968
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             365,473           114,182            149,772             250,191            8,738,362
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                       331,020,707       105,317,482        136,591,033         228,181,486        2,697,153,278
Net assets applicable to contracts in
payment period                                457,647           111,357             70,750             188,874            3,776,539
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                        $ 331,478,354     $ 105,428,839      $ 136,661,783       $ 228,370,360      $ 2,700,929,817
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding            266,067,508        75,956,936        209,358,338         183,718,637
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit          $ 1.24            $ 1.39             $ 0.65              $ 1.24
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                                    Year ended Dec.31, 1997

                                                                         Segregated Asset Subaccount
                                              --------------------------------------------------------------------------------------
Investment income                                 HC               HI               HA                HS                 HM

------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds               $ 3,975,913      $ 3,887,300      $ 11,465,208      $ 12,454,499        $ 7,609,865
Mortality and expense risk fee                    1,469,065        1,164,372         1,250,949         1,595,978          1,888,990
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                    2,506,848        2,722,928        10,214,259        10,858,521          5,720,875
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                 599,613          604,843           107,258         4,413,883         71,773,068
Cost of investments sold                            590,237          598,854            99,620         4,341,002         71,775,762
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               9,376            5,989             7,638            72,881             (2,694)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                      20,416,760       (3,027,897)        2,091,485        (1,612,428)             2,432
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   20,426,136       (3,021,908)        2,099,123        (1,539,547)              (262)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $ 22,932,984       $ (298,980)     $ 12,313,382       $ 9,318,974        $ 5,720,613
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                                       Year ended Dec. 31, 1997

                                                                          Segregated Asset Subaccount
                                               -------------------------------------------------------------------------------------
Investment income                                  HD                HG               HY                HV                 HW

------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                $ 17,564,821      $ 2,147,882      $ 2,236,020      $ 11,105,321         $ 381,129
Mortality and expense risk fee                      1,582,046        3,093,767          545,067         1,500,813         2,303,490
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     15,982,775         (945,885)       1,690,953         9,604,508        (1,922,361)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                   115,051          452,945          108,829         1,090,254         2,061,078
Cost of investments sold                              107,307          402,982          108,012         1,046,857         1,779,865
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 7,744           49,963              817            43,397           281,213
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                         2,794,924       46,438,001            9,717         3,291,337        34,663,516
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      2,802,668       46,487,964           10,534         3,334,734        34,944,729
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $ 18,785,443     $ 45,542,079      $ 1,701,487      $ 12,939,242      $ 33,022,368
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                                      Year ended Dec. 31, 1997

                                                                  Segregated Asset Subaccount
                                             ---------------------------------------------------------------------------- Combined
Investment income                                 HN               HP                HK                HT                 Variable
                                                                                                                           Account
------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                      $ -        $ 491,038         $ 629,934               $ -       $ 73,948,930
Mortality and expense risk fee                   2,808,952          737,871         1,538,763         1,773,501         23,253,624
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                  (2,808,952)        (246,833)         (908,829)       (1,773,501)        50,695,306
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                              2,623,360          645,476         1,459,819         1,738,117         87,793,594
Cost of investments sold                         2,430,882          569,765         1,526,136         1,624,081         87,001,362
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments            192,478           75,711           (66,317)          114,036            792,232
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                     49,093,786       12,434,801       (56,349,117)       25,515,684        135,763,001
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  49,286,264       12,510,512       (56,415,434)       25,629,720        136,555,233
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     $ 46,477,312     $ 12,263,679     $ (57,324,263)     $ 23,856,219      $ 187,250,539
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1997
                                                                    Segregated Asset Subaccount
                                        --------------------------------------------------------------------------------------------
Operations                                   HC                HI              HA                  HS                   HM

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             $ 2,506,848      $ 2,722,928      $ 10,214,259        $ 10,858,521          $ 5,720,875
Net realized gain (loss) on investments          9,376            5,989             7,638              72,881               (2,694)
Net change in unrealized appreciation or
depreciation of investments                 20,416,760       (3,027,897)        2,091,485          (1,612,428)               2,432
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                   22,932,984         (298,980)       12,313,382           9,318,974            5,720,613
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                  36,931,780       38,880,699        35,621,085          98,768,294          266,965,682
Net transfers*                              23,406,717       31,636,834        30,159,841         (30,665,504)        (223,861,762)
Transfers for policy loans                      26,922           10,579            36,999              21,113               41,060
Annuity payments                               (16,018)         (14,311)          (17,548)             (4,791)                (253)
Contract charges                              (112,558)         (70,587)          (99,490)            (35,668)             (18,947)
Contract terminations:
Surrender benefits                          (2,207,550)      (1,366,489)       (1,762,063)         (1,535,542)          (2,045,021)
Death benefits                                (663,208)        (469,896)         (629,417)           (988,185)            (568,930)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                       57,366,085       68,606,829        63,309,407          65,559,717           40,511,829
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             75,370,952       56,224,031        61,722,823          91,030,076          114,739,328
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 155,670,021    $ 124,531,880     $ 137,345,612       $ 165,908,767        $ 160,971,770
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year      72,833,032       52,954,574        56,317,608          86,466,532          111,372,433
Contract purchase payments                  31,938,729       35,623,923        31,643,209          90,741,395          254,524,237
Net transfers*                              20,532,788       28,832,710        26,922,056         (28,244,963)        (212,984,080)
Transfers for policy loans                      22,712            9,693            31,877              19,371               39,395
Contract charges                               (99,740)         (64,451)          (88,979)            (33,008)             (18,325)
Contract terminations:
Surrender benefits                          (1,872,725)      (1,324,463)       (1,691,371)         (1,322,029)          (2,037,904)
Death benefits                                (605,768)        (452,549)         (578,589)           (982,311)            (541,556)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           122,749,028      115,579,437       112,555,811         146,644,987          150,354,200
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
IDS Life for  conversion  from (to) fixed  account.

See  accompanying  notes to financial statements.

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1997
                                                                   Segregated Asset Subaccount
                                       ---------------------------------------------------------------------------------------------
Operations                                 HD                 HG               HY                  HV                   HW

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net          $ 15,982,775         $ (945,885)      $ 1,690,953         $ 9,604,508         $ (1,922,361)
Net realized gain (loss) on investments        7,744             49,963               817              43,397              281,213
Net change in unrealized appreciation or
depreciation of investments                2,794,924         46,438,001             9,717           3,291,337           34,663,516
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                 18,785,443         45,542,079         1,701,487          12,939,242           33,022,368
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                82,774,910        141,846,009        23,206,919         105,160,412          104,217,902
Net transfers*                            44,435,585        118,536,433        17,980,115          14,653,385           83,017,986
Transfers for policy loans                    33,010             41,791             2,140              10,414               49,444
Annuity payments                             (27,899)           (62,857)           (5,556)            (14,613)             (25,231)
Contract charges                             (86,857)          (192,518)          (10,828)            (23,250)            (126,211)
Contract terminations:
Surrender benefits                        (2,077,407)        (3,726,731)         (443,740)         (1,450,110)          (2,338,296)
Death benefits                              (904,888)        (1,341,632)         (203,481)           (937,278)            (666,084)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                    124,146,454        255,100,495        40,525,569         117,398,960          184,129,510
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           57,099,917        102,055,291        22,526,830          57,798,626           81,790,160
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 200,031,814      $ 402,697,865      $ 64,753,886       $ 188,136,828        $ 298,942,038
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year    50,902,429         91,977,207        21,035,193          55,065,097           72,802,697
Contract purchase payments                66,947,805        113,356,561        21,716,856          94,089,132           80,165,471
Net transfers*                            35,916,564         94,614,500        16,840,943          13,150,929           63,975,812
Transfers for policy loans                    26,304             32,323             1,982               9,225               37,475
Contract charges                             (70,688)          (148,365)          (10,045)            (20,444)             (96,137)
Contract terminations:
Surrender benefits                        (1,719,830)        (3,262,778)         (441,808)         (1,362,132)          (1,788,770)
Death benefits                            (1,015,482)        (1,117,380)         (217,739)           (885,405)            (547,480)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         150,987,102        295,452,068         58,925,382        160,046,402          214,549,068
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
IDS Life for  conversion  from (to) fixed  account.

See  accompanying  notes to financial statements.

IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1997

                                                                  Segregated Asset Subaccount
                                           ----------------------------------------------------------------------------   Combined
Operations                                     HN                 HP                 HK               HT                  Variable
                                                                                                                           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              $ (2,808,952)       $ (246,833)        $ (908,829)     $ (1,773,501)      $ 50,695,306
Net realized gain (loss) on investments          192,478            75,711            (66,317)          114,036            792,232
Net change in unrealized appreciation or
depreciation of investments                   49,093,786        12,434,801        (56,349,117)       25,515,684        135,763,001
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     46,477,312        12,263,679        (57,324,263)       23,856,219        187,250,539
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                    93,322,119        38,673,232         70,158,881        70,302,582      1,206,830,506
Net transfers*                                73,894,714        33,214,737         56,165,618        68,184,509        340,759,208
Transfers for policy loans                        51,521             9,072             21,166            20,449            375,680
Annuity payments                                 (30,488)           (7,415)            (8,943)          (11,662)          (247,585)
Contract charges                                (243,638)          (30,725)           (96,612)         (102,333)        (1,250,222)
Contract terminations:
Surrender benefits                            (3,663,428)         (468,765)        (1,618,569)       (1,733,708)       (26,437,419)
Death benefits                                  (812,802)         (128,390)          (356,668)         (448,274)        (9,119,133)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                        162,517,998        71,261,746        124,264,873       136,211,563      1,510,911,035
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              122,483,044        21,903,414         69,721,173        68,302,578      1,002,768,243
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 331,478,354     $ 105,428,839      $ 136,661,783     $ 228,370,360    $ 2,700,929,817
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year       119,724,152        19,657,041         74,609,737        62,742,823
Contract purchase payments                    83,991,897        30,615,557         76,017,307        62,598,014
Net transfers*                                66,634,360        26,239,471         61,007,888        60,399,312
Transfers for policy loans                        45,419             7,391             25,293            18,059
Contract charges                                (214,254)          (23,330)          (107,087)          (89,015)
Contract terminations:
Surrender benefits                            (3,338,632)         (415,779)        (1,773,288)       (1,536,543)
Death benefits                                  (775,434)         (123,415)          (421,512)         (414,013)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             266,067,508        75,956,936        209,358,338       183,718,637
------------------------------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers (from) to
IDS Life for  conversion  from (to) fixed  account.

See  accompanying  notes to financial statements.


IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                     Period ended Dec. 31, 1996

                                                                           Segregated Asset Subaccount
                                                -----------------------------------------------------------------------------------
Operations                                          HC*             HI*              HA*              HS*             HM*

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     $ 9,987,371        $ 677,557      $ 5,215,149     $ 2,858,074      $ 1,741,045
Net realized gain (loss) on investments                 12,108            1,436            9,744          11,274              (23)
Net change in unrealized appreciation or
depreciation of investments                         (7,436,704)         697,029       (2,801,062)      1,618,065              406
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            2,562,775        1,376,022        2,423,831       4,487,413        1,741,428
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          56,060,581       41,554,519       44,191,843     103,496,668      191,361,572
Net transfers***                                    17,159,991       13,498,067       15,362,767     (16,626,341)     (77,976,542)
Transfers for policy loans                               4,384              336              628              82                -
Annuity payments                                        (5,797)          (2,734)          (2,227)         (3,280)               -
Contract charges                                          (703)            (266)            (577)           (222)            (236)
Contract terminations:
Surrender benefits                                    (257,056)        (145,563)        (194,679)       (253,029)        (269,706)
Death benefits                                        (153,223)         (56,350)         (58,763)        (71,215)        (117,188)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                               72,808,177       54,848,009       59,298,992      86,542,663      112,997,900
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                            -                -                -               -                -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                       $ 75,370,952      $56,224,031      $61,722,823     $91,030,076     $114,739,328
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                     -                -                -               -                -
Contract purchase payments                          56,400,154       40,418,074       42,259,043     103,731,974      189,836,790
Net transfers***                                    17,272,101       13,010,729       14,584,736     (16,476,053)     (76,476,138)
Transfers for policy loans                               4,324              319              586              78                -
Contract charges                                        (1,132)            (420)            (896)           (305)            (349)
Contract terminations:
Surrender benefits                                    (666,034)        (420,182)        (469,681)       (713,000)      (1,872,914)
Death benefits                                        (176,381)         (53,946)         (56,180)        (76,162)        (114,956)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                  72,833,032       52,954,574       56,317,608      86,466,532      111,372,433
------------------------------------------------------------------------------------------------------------------------------------
* For the period March 5, 1996 (commencement of operations) to Dec. 31, 1996.
** For the period May 1, 1996 (commencement of operations) to Dec. 31, 1996.
***Includes  transfer  activity from (to) other subaccounts and transfers (from)
to IDS Life for conversion from (to) fixed account.

See  accompanying  notes to financial statements.


IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                         Period ended Dec. 31, 1996

                                                                                            Segregated Asset Subaccount
                                                  ----------------------------------------------------------------------------------
Operations                                           HD*             HG**             HY**            HV**             HW*

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                      $ 3,300,306       $ (128,121)       $ 174,564     $ 1,123,113        $ 525,986
Net realized gain (loss) on investments                  36,763            4,339            2,554             (50)          18,871
Net change in unrealized appreciation or
depreciation of investments                             997,969        4,931,736          580,466         735,277        4,913,566
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             4,335,038        4,807,954          757,584       1,858,340        5,458,423
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                           42,757,191       71,415,379       16,169,875      51,746,000       56,231,920
Net transfers***                                     10,438,891       26,110,325        5,641,014       4,265,679       20,365,242
Transfers for policy loans                                1,902              234                -              20              741
Annuity payments                                         (1,970)          (3,374)             (97)         (2,118)          (2,586)
Contract charges                                           (390)            (399)             (19)            (17)            (287)
Contract terminations:
Surrender benefits                                     (230,950)        (193,049)         (25,668)        (56,519)        (217,802)
Death benefits                                         (199,795)         (81,779)         (15,859)        (12,759)         (45,491)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       52,764,879       97,247,337       21,769,246      55,940,286       76,331,737
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                             -                -                -               -                -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                        $ 57,099,917    $ 102,055,291     $ 22,526,830    $ 57,798,626     $ 81,790,160
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                      -                -                -               -                -
Contract purchase payments                           41,643,373       68,063,843       15,756,300      51,071,007       54,078,974
Net transfers***                                      9,912,266       24,517,537        5,427,313       4,191,671       19,260,816
Transfers for policy loans                                1,770              211                -              19              675
Contract charges                                           (574)            (534)             (27)            (31)            (378)
Contract terminations:
Surrender benefits                                     (469,290)        (506,393)        (124,138)       (165,797)        (487,721)
Death benefits                                         (185,116)         (97,457)         (24,255)        (31,772)         (49,669)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                   50,902,429       91,977,207       21,035,193      55,065,097       72,802,697
------------------------------------------------------------------------------------------------------------------------------------
* For the period March 5, 1996 (commencement of operations) to Dec. 31, 1996.
** For the period May 1, 1996 (commencement of operations) to Dec. 31, 1996.
***Includes  transfer  activity from (to) other subaccounts and transfers (from)
to IDS Life for conversion from (to) fixed account.

See  accompanying  notes to financial statements.


IDS Life Variable Account 10

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                         Period ended Dec. 31, 1996

                                                                                    Segregated Asset Subaccount
                                                 --------------------------------------------------------------------    Combined
Operations                                           HN*             HP**             HK*              HT*               Variable
                                                                                                                          Account
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                      $ (535,475)       $ (36,652)      $ (309,686)     $ (268,990)    $ 24,324,241
Net realized gain (loss) on investments                  5,873            1,847          (11,235)           (613)          92,888
Net change in unrealized appreciation or
depreciation of investments                         (2,449,348)       1,573,499         (778,043)      1,771,496        4,354,352
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           (2,978,950)       1,538,694       (1,098,964)      1,501,893       28,771,481
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                          93,797,674       14,929,878       54,156,061      49,448,431      887,317,592
Net transfers***                                    32,064,285        5,460,855       16,824,989      17,498,210       90,087,432
Transfers for policy loans                               1,072               50              532             161           10,142
Annuity payments                                        (2,813)            (308)          (1,191)         (1,249)         (29,744)
Contract charges                                          (757)             (25)            (262)           (208)          (4,368)
Contract terminations:
Surrender benefits                                    (322,379)         (23,144)        (114,828)       (103,864)      (2,408,236)
Death benefits                                         (75,088)          (2,586)         (45,164)        (40,796)        (976,056)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     125,461,994       20,364,720       70,820,137      66,800,685      973,996,762
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                            -                -                -               -                -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                      $ 122,483,044     $ 21,903,414     $ 69,721,173    $ 68,302,578  $ 1,002,768,243
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of period                     -                -                -               -
Contract purchase payments                          90,058,689       14,509,560       57,054,308      46,639,240
Net transfers***                                    30,676,346        5,225,591       17,958,600      16,445,856
Transfers for policy loans                               1,028               46              579             154
Contract charges                                          (907)             (11)            (447)           (296)
Contract terminations:
Surrender benefits                                    (919,136)         (75,431)        (320,321)       (296,685)
Death benefits                                         (91,868)          (2,714)         (82,982)        (45,446)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of period                 119,724,152       19,657,041       74,609,737      62,742,823
------------------------------------------------------------------------------------------------------------------------------------
* For the period March 5, 1996 (commencement of operations) to Dec. 31, 1996.
** For the period May 1, 1996 (commencement of operations) to Dec. 31, 1996.
***Includes  transfer  activity from (to) other subaccounts and transfers (from)
to IDS Life for conversion from (to) fixed account.

See  accompanying  notes to financial statements.

IDS Life Variable Account 10

Notes to Financial Statements
---------------------------------------------------------------
1.  Organization

IDS Life Variable Account 10 (the Account) was established on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on March 5, 1996.

The assets of the Account are held for the exclusive benefit of the Flexible Portfolio Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life. Contract owners allocate their variable purchase payments to one or more of the fourteen subaccounts. Such funds are then invested in shares of nine mutual funds organized by IDS Life or in shares of one fund organized by AIM Advisors, Inc., one fund organized by Putnam Investment Management, Inc., one fund organized by American Century Investment Management, Inc., one fund organized by Templeton Asset Management Ltd. or one fund portfolio organized by Warburg Pincus Counsellors, Inc.

Each Fund is registered under the Investment Company Act of 1940 as a diversified (non-diversified for Global Yield and Warburg Pincus Trust/Small Company Growth Portfolio), open-end management investment company or series of an open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations on Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations on April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. IDS Life Global Yield Fund, IDS Life Income Advantage Fund and IDS Life Growth Dimensions Fund commenced operations on April 30, 1996. AIM V.I. Growth and Income Fund commenced operations on May, 2, 1994. Putnam VT New Opportunities Fund commenced operations on May 2, 1994. American Century VP Value commenced operations on May 1, 1996. Templeton Developing Markets Fund: Class 1 commenced operations March 4, 1996. Warburg Pincus Trust/Small Company Growth Portfolio commenced operations on June 30, 1995. Funds allocated to subaccount HC are invested in the shares of IDS Life Capital Resource Fund; subaccount HI invests in the shares of IDS Life International Equity Fund; subaccount HA invests in the shares of IDS Life Aggressive Growth Fund; subaccount HS invests in the shares of IDS Life Special Income Fund; subaccount HM invests in the shares of IDS Life Moneyshare Fund, Inc.; subaccount HD invests in the shares of IDS Life Managed Fund, Inc.; subaccount HG invests in the shares of IDS Life Growth Dimensions Fund; subaccount HY invests in the shares of IDS Life Global Yield Fund; subaccount HV invests in the shares of IDS Life Income Advantage Fund; subaccount HW invests in the shares of AIM V.I. Growth and Income Fund; subaccount HN invests in the shares of Putnam VT New Opportunities Fund; subaccount HP invests in the shares of American Century VP Value; subaccount HK invests in the shares of Templeton Developing Markets Fund: Class 1 and subaccount HT invests in the shares of Warburg Pincus Trust/Small Company Growth Portfolio.

IDS Life serves as the investment manager and American Express Financial Corporation (AEFC), an affiliated company, is the investment advisor for each of the IDS Life Funds. American Express Asset Management International, Inc., a wholly owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. AIM Advisors, Inc. is the investment manager for AIM V.I. Growth and Income Fund. Putnam Investment Management, Inc. is the investment manager for Putnam VT New Opportunities Fund. American Century Investment Management, Inc. is the investment manager for American Century VP Value. Templeton Asset Management Ltd. is the investment manager for the Templeton Developing Markets Fund: Class 1. Warburg Pincus Counsellors, Inc. is the investment manager for the Warburg Pincus Trust/Small Company Growth Portfolio. IDS Life serves as issuer of the contracts investing in the IDS Life Variable Account 10.

---------------------------------------------------------------
2.  Summary of Significant Accounting Policies

Investments in Mutual Funds

Investments in shares of the mutual funds are stated at market value, which is the net asset value per share as determined by the respective funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the mutual funds are reinvested in additional shares of the mutual funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the mutual funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

---------------------------------------------------------------
3.  Mortality and Expense Risk Fee and Contract Charges

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the subaccounts.

An annual charge of $30 is deducted from the contract value of each Flexible Portfolio Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by IDS Life. The deduction will be allocated to the subaccounts on a pro-rata basis. If the contract value or total purchase payments (less any payments surrendered) equals or exceeds $25,000 on the contract anniversary, the charge will be waived. The charge cannot be increased and does not apply after annuity payouts begin.


----------------------------------------------------------------
4. Surrender Charges

There are surrender charges for all purchase payments surrendered in the first eight contract years. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $14,502,145 in 1997 and $11,956,753 in 1996. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

---------------------------------------------------------------
5.  Investment Transactions

The subaccounts' purchases of mutual fund shares including reinvestment of dividend distributions, were as follows:
                                                                    Period from
                                                               March    5, 1996
                                                                  (commencement
                                                  Year ended      of operations)
Subaccount   Investment                         Dec. 31,1997   to Dec. 31, 1996
-------------------------------------------------------------------------------
 HC  IDS Life Capital Resource Fund.......... $   60,566,501     $   83,286,499
 HI  IDS Life International Equity Fund......     72,015,482         55,760,553
 HA  IDS Life Aggressive Growth Fund.........     73,719,919         64,865,549
 HS  IDS Life Special Income Fund............     80,832,122         90,904,965
 HM  IDS Life Moneyshare Fund, Inc...........    118,005,771        124,065,078
 HD  IDS Life Managed Fund, Inc..............    140,405,506         56,795,469
 HG  IDS Life Growth Dimensions Fund.........    254,947,774         97,269,819*
 HY  IDS Life Global Yield Fund..............     42,325,350         22,036,116*
 HV  IDS Life Income Advantage Fund, Inc.....    128,093,723         57,076,025*
 HW  AIM V.I. Growth and Income Fund.........    184,510,639         77,304,871
 HN  Putnam VT New Opportunities Fund........    162,573,266        125,826,872
 HP  American Century VP Value...............     71,752,784         20,403,403*
 HK  Templeton Developing Markets Fund: Class 1  124,894,806         70,920,700
 HT  Warburg Pincus Trust/Small Company
     Growth Portfolio........................    136,357,949         66,939,357
--------------------------------------------------------------------------------
     Combined Variable Account.............   $1,651,001,592     $1,013,455,276
--------------------------------------------------------------------------------
*For the period May 1, 1996 (commencement of operations) to Dec. 31, 1996.


----------------------------------------------------------------
6. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on Variable Account's operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company



We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1997 and 1996 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.




Ernst & Young LLP
Minneapolis, Minnesota
February 5, 1998

IDS Life Financial Information


                          IDS LIFE INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS


                                                    Dec. 31,     Dec. 31,
ASSETS                                                1997         1996
                                                         (thousands)
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1997, $9,743,410; 1996, $10,521,650)              $9,315,450       $10,236,379
Available for sale, at fair value (Amortized cost:
1997, $12,515,030; 199, $11,008,622)              12,876,694        11,146,845
Mortgage loans on real estate                      3,618,647         3,493,364
Policy loans                                         498,874           459,902
Other investments                                    318,591           251,465
Total investments                                 26,628,256        25,587,955
Cash and cash equivalents                             19,686           224,603
Amounts recoverable from reinsurers                  205,716           157,722
Amounts due from brokers                               8,400            11,047
Other accounts receivable                             37,895            44,089
Accrued investment income                            357,390           343,313
Deferred policy acquisition costs                  2,479,577         2,330,805
Deferred income taxes, net                                --            33,923
Other assets                                          22,700            37,364
Separate account assets                           23,214,504        18,535,160
Total assets                                     $52,974,124       $47,305,981
                                                   =========         =========

                          IDS LIFE INSURANCE COMPANY
                   CONSOLIDATED BALANCE SHEETS (continued)


                                                   Dec. 31,        Dec. 31
LIABILITIES AND STOCKHOLDER'S EQUITY                1997             1996
                                                          (thousands)


Liabilities:
Future policy benefits:
Fixed annuities                                  $22,009,747      $21,838,008
Universal life-type insurance                      3,280,489        3,177,149
Traditional life insurance                           213,676          209,685
Disability income and long-term care insurance       533,124          424,200
Policy claims and other policyholders' funds          68,345           83,634
Deferred income taxes, net                            61,582               --
Amounts due to brokers                               381,458          261,987
Other liabilities                                    345,383          332,078
Separate account liabilities                      23,214,504       18,535,160
Total liabilities                                 50,108,308       44,861,901
Stockholder's equity:
Capital stock, $30 par value per share;
100,000 shares authorized, issued and outstanding      3,000            3,000
Additional paid-in capital                           290,847          283,615
Net unrealized gain on investments                   226,359           86,102
Retained earnings                                  2,345,610        2,071,363
Total stockholder's equity                         2,865,816        2,444,080
Total liabilities and stockholder's equity       $52,974,124      $47,305,981
                                                   =========        =========
See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                         CONSOLIDATED STATEMENTS OF INCOME


                                                           Years ended Dec. 31,
                                                      1997        1996       1995
                                                               (thousands)
Revenues:
Premiums:
Traditional life insurance                        $  52,473    $  51,403      $ 50,193
Disability income and long-term care insurance      154,021      131,518       111,337

Total premiums                                      206,494      182,921       161,530

Policyholder and contractholder charges             341,726      302,999       256,454
Management and other fees                           340,892      271,342       215,581
Net investment income                             1,988,389    1,965,362     1,907,309
Net realized gain (loss) on investments                 860         (159)       (4,898)

Total revenues                                    2,878,361    2,722,465     2,535,976

Benefits and expenses:
Death and other benefits:
Traditional life insurance                           28,951       26,919        29,528
Universal life-type insurance
and investment contracts                             92,814       85,017        71,691
Disability income and
long-term care insurance                             22,333       19,185        16,259
Increase (decrease) in liabilities for
future policy benefits:
Traditional life insurance                            3,946        1,859        (1,315)
Disability income and
long-term care insurance                             63,631       57,230        51,279

Interest credited on universal life-type
insurance and investment contracts                1,386,448    1,370,468     1,315,989
Amortization of deferred policy acquisition costs   322,731      278,605       280,121
Other insurance and operating expenses              276,596      261,468       211,642

Total benefits and expenses                       2,197,450    2,100,751     1,975,194

Income before income taxes                          680,911      621,714       560,782

Income taxes                                        206,664      207,138       195,842

Net income                                       $  474,247   $  414,576    $  364,940
                                                   ========     ========       =======

See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                          Three years ended Dec. 31, 1997
                                    (thousands)


                                            Additional  Net Unrealized
                                 Capital     Paid-In     Gain (Loss) on   Retained
                                  Stock      Capital    on Investments    Earnings     Total

Balance, Dec. 31, 1994            3,000       222,000      (275,708)     1,639,399   1,588,691
Net income                           --            --            --        364,940     364,940
Change in net unrealized
gain (loss) on investments           --            --       505,837             --     505,837
Capital contribution from parent     --        56,814            --             --      56,814
Loss on reinsurance transaction
with affiliate                       --            --            --         (4,574)     (4,574)
Cash dividends                       --            --            --       (180,000)   (180,000)

Balance, Dec. 31, 1995            3,000       278,814       230,129      1,819,765   2,331,708
Net income                           --            --            --        414,576     414,576
Change in net unrealized
gain (loss) on investments           --            --      (144,027)            --    (144,027)
Capital contribution from parent     --         4,801            --             --       4,801
Other changes                        --            --            --          2,022       2,022
Cash dividends                       --            --            --       (165,000)   (165,000)

Balance, Dec. 31, 1996           $3,000      $283,615      $ 86,102     $2,071,363  $2,444,080
Net income                           --            --            --        474,247     474,247
Change in net unrealized
gain (loss) on investments           --            --       140,257             --     140,257
Capital contribution from parent     --         7,232            --             --       7,232
Cash dividends                       --            --            --       (200,000)   (200,000)

Balance, Dec. 31, 1997           $3,000      $290,847      $226,359     $2,345,610  $2,865,816
                                  =====       =======       =======      =========    ========

See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                       Years ended Dec. 31,
                                                  1997         1996          1995
                                                             (thousands)
Cash flows from operating activities:
Net income                                     $ 474,247    $ 414,576     $ 364,940
Adjustments to reconcile net income to
net cash provided by (used in) operating activities:
Policy loan issuance, excluding universal
life-type insurance                              (54,665)     (49,314)      (46,011)
Policy loan repayment, excluding universal
life-type insurance                               46,015       41,179        36,416
Change in amounts recoverable from reinsurers    (47,994)     (43,335)      (34,083)
Change in other accounts receivable                6,194       (4,981)       12,231
Change in accrued investment income              (14,077)       4,695       (30,498)
Change in deferred policy acquisition
costs, net                                      (156,486)    (294,755)     (196,963)
Change in liabilities for future policy
benefits for traditional life,
disability income and
long-term care insurance                         112,915       97,479        85,575
Change in policy claims and other
policyholders' funds                             (15,289)      27,311         6,255
Change in deferred income tax provision (benefit) 19,982      (65,609)      (33,810)
Change in other liabilities                       13,305       46,724        (6,548)
(Accretion of discount)
amortization of premium, net                      (5,649)     (23,032)      (22,528)
Net realized (gain) loss on investments             (860)         159         4,898
Policyholder and contractholder
charges, non-cash                               (160,885)    (154,286)     (140,506)
Other, net                                         7,161      (10,816)        3,849

Net cash provided by (used in) operating
activities                                     $ 223,914    $ (14,005)     $  3,217

                             IDS LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)


                                                         Years ended Dec. 31,
                                                  1997             1996          1995
                                                               (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                       $     (1,996)  $  (43,751)  $ (1,007,208)
Maturities, sinking fund payments and calls          686,503      759,248        538,219
 Sales                                               236,761      279,506        332,154
Fixed maturities available for sale:
Purchases                                         (3,160,133)  (2,299,198)    (2,452,181)
Maturities, sinking fund payments and calls        1,206,213    1,270,240        861,545
Sales                                                457,585      238,905        136,825
Other investments, excluding policy loans:
Purchases                                           (524,521)    (904,536)      (823,131)
Sales                                                335,765      236,912        160,521
Change in amounts due from brokers                     2,647      (11,047)         7,933
Change in amounts due to brokers                     119,471      140,369       (105,119)

Net cash used in investing activities               (641,705)    (333,352)    (2,350,442)

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                            2,785,758    3,567,586      4,189,525
Surrenders and death benefits                     (3,736,242)  (4,250,294)    (3,141,404)
Interest credited to account balances              1,386,448    1,370,468      1,315,989
Universal life-type insurance policy loans:
Issuance                                             (84,835)     (86,501)       (84,700)
Repayment                                             54,513       58,753         52,188
Capital contribution from parent                       7,232        4,801             --
Dividends paid                                      (200,000)    (165,000)      (180,000)

Net cash provided by financing activities            212,874      499,813      2,151,598

Net (decrease) increase in cash and
cash equivalents                                    (204,917)     152,456       (195,627)

Cash and cash equivalents at
beginning of year                                    224,603       72,147        267,774

Cash and cash equivalents at
end of year                                         $ 19,686    $ 224,603      $  72,147
                                                     =======     ========       ========
See accompanying notes.

                         IDS LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                ($ thousands)

1.    Summary of significant accounting policies
      ------------------------------------------

      Nature of business

      IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company (ACLAC), American Partners Life Insurance Company and American Express Corporation.

      The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

      Basis of presentation

      The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

      The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments

      Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred taxes.

      Realized investment gain or loss is determined on an identified cost basis.

      Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

      Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

      ------------------------------------------

      Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

      The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

      The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

      During 1997, 1996 and 1995, the Company purchased and wrote index options to protect against significant declines in fee income as a result of a decrease in the market value of its managed assets. These options were marked-to-market through the income statement.

      During 1997, the Company purchased and wrote index options to hedge 1998 management fee and other income from separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments. Gains or losses on these instruments are deferred and recognized in management and other fees in the same period as the hedged fee income.

      Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

      When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

      Statements of cash flows

      The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

      Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:
                                           1997           1996      1995
                                           ----           ----      ----
       Cash paid during the year for:
         Income taxes                    $174,472       $317,283  $191,011
         Interest on borrowings             8,213          4,119     5,524

      ------------------------------------------

      Recognition of profits on annuity contracts and insurance policies

      Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

      The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

      Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts and underlying mutual funds.

      Deferred policy acquisition costs

      The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts.The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to accumulation values and surrender charge revenue. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

      Liabilities for future policy benefits

      Liabilities for universal life-type insurance and deferred annuities are accumulation values.

      Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

      Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

      ------------------------------------------

      Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 10% over 5 to 10 years.

      Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on a national survey. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

      Reinsurance

      The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Graded premium whole life and long-term care policies are primarily reinsured on a coinsurance basis.

      Federal income taxes

      The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

      Included in other liabilities at December 31, 1997 and 1996 are $12,061 and $33,358, respectively, receivable from American Express Financial Corporation for federal income taxes.

      Separate account business

      The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

      ------------------------------------------

      The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

      Reclassification

      Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

2.    Investments
      -----------

      Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

      The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1997 are as follows:

                                                        Gross      Gross
                                         Amortized   Unrealized  Unrealized      Fair
       Held to maturity                    Cost         Gains      Losses        Value
       ----------------                  ---------   ----------  ----------      -----

       U.S. Government agency obligations  $41,932      $ 2,950  $       --  $   44,881
       State and municipal obligations       9,684          568          --      10,252
       Corporate bonds and obligations   7,280,646      415,700       9,322   7,687,024
       Mortgage-backed securities        1,983,188       25,976       7,911   2,001,253
                                         ---------       ------       -----   ---------
                                        $9,315,450     $445,194     $17,233  $9,743,410
                                         =========      =======      ======   =========


                                                           Gross      Gross
                                            Amortized   Unrealized  Unrealized     Fair
       Available for sale                      Cost        Gains      Losses       Value
       ------------------                   ---------   ----------  ----------     -----

       U.S. Government agency obligations $   65,291   $    4,154  $       --      $69,445
       State and municipal obligations        11,045        1,348          --       12,393
       Corporate bonds and obligations     5,308,129      232,761      30,198    5,510,692
       Mortgage-backed securities          7,130,565      160,478       6,879    7,284,164
                                           ---------      -------       -----    ---------
       Total fixed maturities             12,515,030      398,741      37,077   12,876,694
       Equity securities                       3,000          361          --        3,361
                                          ----------      -------      ------   ----------
                                         $12,518,030     $399,102     $37,077  $12,880,055
                                          ==========      =======      ======   ==========

      -----------

      The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1996 are as follows:

                                                                Gross      Gross
                                                 Amortized   Unrealized  Unrealized      Fair
       Held to maturity                            Cost         Gains      Losses        Value
       ----------------                          ---------   ----------  ----------      ------

       U.S. Government agency obligations      $   44,002      $    933   $  1,276   $   43,659
       State and municipal obligations              9,685           412         --       10,097
       Corporate bonds and obligations          8,057,997       356,687     47,639    8,367,045
       Mortgage-backed securities               2,124,695        21,577     45,423    2,100,849
                                               ----------       -------     ------   ----------
                                              $10,236,379      $379,609    $94,338  $10,521,650
                                               ==========       =======     ======   ==========


                                                                Gross      Gross
                                                 Amortized   Unrealized  Unrealized     Fair
       Available for sale                           Cost        Gains       Losses     Value
       ------------------                           ----        -----       ------     -----

       U.S. Government agency obligations      $   77,944      $  2,607   $     96   $   80,455
       State and municipal obligations             11,032        1,336          --       12,368
       Corporate bonds and obligations          3,701,604      122,559      24,788    3,799,375
       Mortgage-backed securities               7,218,042      104,808      68,203    7,254,647
                                                ---------      -------      ------    ---------
       Total fixed maturities                  11,008,622      231,310      93,087   11,146,845
       Equity securities                            3,000          308          --        3,308
                                               ----------      -------      ------   ----------
                                              $11,011,622     $231,618     $93,087  $11,150,153
                                               ==========      =======      ======   ==========


      The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Amortized         Fair
       Held to maturity                   Cost           Value
       ----------------                 ---------      --------

       Due in one year or less        $   356,597      $360,956
       Due from one to five years       1,536,239     1,619,875
       Due from five to ten years       4,337,547     4,577,552
       Due in more than ten years       1,101,879     1,183,774
       Mortgage-backed securities       1,983,188     2,001,253
                                        ---------     ---------
                                       $9,315,450    $9,743,410
                                        =========     =========

                                        Amortized        Fair
       Available for sale                 Cost           Value
                                        ---------        -----

       Due in one year or less          $ 162,663    $  164,012
       Due from one to five years         633,339       679,561
       Due from five to ten years       2,418,162     2,517,098
       Due in more than ten years       2,170,301     2,231,859
       Mortgage-backed securities       7,130,565     7,284,164
                                       ----------    ----------
                                      $12,515,030   $12,876,694
                                       ==========    ==========

      -----------

      During the years ended December 31, 1997, 1996 and 1995, fixed maturities classified as held to maturity were sold with amortized cost of $229,848, $277,527 and $333,508, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

      Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $136,825 and gross realized gains and losses of $nil and $5,781, respectively.

      At December 31, 1997, bonds carried at $14,351 were on deposit with various states as required by law.

      At December 31, 1997, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $2.7 billion which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

          Rating                   1997            1996
       ---------                 ---------      ---------
       Aaa/AAA                $ 9,195,619     $ 9,460,134
       Aaa/AA                          --           2,870
       Aa/AA                      232,451         241,914
       Aa/A                       246,792         192,631
       A/A                      2,787,936       2,949,895
       A/BBB                    1,200,345       1,034,661
       Baa/BBB                  5,226,616       4,531,515
       Baa/BB                     475,084         768,285
       Below investment grade   2,465,637       2,063,096
                                ---------       ---------
                              $21,830,480     $21,245,001
                               ==========      ==========

      At December 31, 1997, 95 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

      At December 31, 1997, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                 December 31, 1997          December 31, 1996
                              ------------------------   -----------------------
                              On Balance   Commitments   On Balance  Commitments
           Region               Sheet      to Purchase     Sheet     to Purchase
       -------------          ----------   ------------  ----------  -----------
       East North Central   $  748,372     $  32,462    $  777,960     $  19,358
       West North Central      456,934        14,340       389,285        29,620
       South Atlantic          922,172        14,619       891,852        35,007
       Middle Atlantic         545,601        15,507       553,869        17,959
       New England             316,250         2,136       310,177        14,042
       Pacific                 184,917         3,204       190,770         4,997
       West South Central      125,227            --       105,173        11,246
       East South Central       60,274            --        75,176            --
       Mountain                297,545        28,717       236,597        11,401
                             ---------       -------     ---------       -------
                             3,657,292       110,985     3,530,859       143,630
       Less allowance for
       losses                   38,645            --        37,495            --
                             ---------       -------     ---------       -------
                            $3,618,647      $110,985    $3,493,364      $143,630
                             =========       =======     =========       =======

      -----------

                                 December 31, 1997          December 31, 1996
                            ------------------------   -------------------------
                            On Balance   Commitments   On Balance    Commitments
         Property type         Sheet     to Purchase      Sheet      to Purchase
       ---------------      ----------   -----------   ----------    -----------
       Department/retail
       stores              $1,189,203      $  27,314    $1,154,179     $  68,032
       Apartments           1,089,127         16,576     1,119,352        23,246
       Office buildings       716,729         34,546       611,395        27,653
       Industrial buildings   295,889         21,200       296,944         6,716
       Hotels/motels          101,052             --        97,870         6,257
       Medical buildings       99,979          9,748        67,178         8,289
       Nursing/retirement
       homes                   72,359             --        88,226         1,877
       Mixed Use               71,007             --        73,120            --
       Other                   21,947          1,601        22,595         1,560
                            ---------        -------     ---------        ------
                            3,657,292        110,985     3,530,859       143,630
       Less allowance for
       losses                  38,645             --        37,495            --
                             ---------       -------     ---------       -------
                           $3,618,647       $110,985    $3,493,364      $143,630
                            =========        =======     =========       =======

      Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

      At December 31, 1997 and 1996, the Company's recorded investment in impaired loans was $45,714 and $79,441, respectively, with allowances of $9,812 and $16,162, respectively. During 1997 and 1996, the average recorded investment in impaired loans was $61,870 and $74,338, respectively.

      The Company recognized $2,981, $4,889 and $5,014 of interest income related to impaired loans for the years ended December 31, 1997, 1996 and 1995 respectively.

      The following table presents changes in the allowance for investment losses related to all loans:

                                          1997          1996        1995
                                         ------        ------      ------
       Balance, January 1               $37,495       $37,340     $35,252
       Provision for investment losses    8,801        10,005      15,900
       Loan payoffs                      (3,851)       (4,700)    (11,900)
       Foreclosures                      (3,800)       (5,150)     (1,350)
       Other                                 --            --        (562)
                                         ------        ------      -------

       Balance, December 31             $38,645       $37,495     $37,340
                                         ======        ======      ======

      At December 31, 1997, the Company had commitments to purchase investments other than mortgage loans for $234,485. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

      -----------

      Net investment income for the years ended December 31 is summarized as follows:

                                            1997           1996         1995
                                          ---------      ---------    ---------
       Interest on fixed maturities      $1,692,481     $1,666,929   $1,656,136
       Interest on mortgage loans           305,742        283,830      232,827
       Other investment income               25,089         43,283       35,936
       Interest on cash equivalents           5,914          5,754        5,363
                                          ---------      ---------    ---------
                                          2,029,226      1,999,796    1,930,262
       Less investment expenses              40,837         34,434       22,953
                                          ---------      ---------    ---------
                                         $1,988,389     $1,965,362   $1,907,309
                                          =========      =========    =========

      Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                     1997         1996         1995
                                    ------        -----        -----
       Fixed maturities           $ 16,115      $ 8,736     $  9,973
       Mortgage loans               (6,424)      (8,745)     (13,259)
       Other investments            (8,831)        (150)      (1,612)
                                   -------        -----      -------
                                  $    860      $  (159)    $ (4,898)
                                   =======        ======       ======

      Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                      1997           1996         1995
                                     -------        -------      -------
       Fixed maturities available
         for sale                   $223,441      $(231,853)    $811,649
       Equity securities                  53            (52)       3,118

3.    Income taxes
      ------------

      The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

      The income tax expense consists of the following:

                                    1997           1996         1995
       Federal income taxes:
       Current                    $176,879       $260,357     $218,040
       Deferred                     19,982        (65,609)     (33,810)
                                   -------        --------     -------
                                   196,861        194,748      184,230
       State income taxes-current    9,803         12,390       11,612
                                   -------        -------      -------
       Income tax expense         $206,664       $207,138     $195,842
                                   =======        =======      =======

      ------------

      Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                     1997               1996               1995
                               ----------------    ---------------   ---------------
                               Provision   Rate    Provision  Rate   Provision  Rate
                               ---------   ----    ---------  ----   ---------  ----
      Federal income
        taxes based on
        the statutory rate      $238,319   35.0%    $217,600  35.0%   $196,274  35.0%
      Increases (decreases)
      are attributable to:
      Tax-excluded interest
        and dividend income      (10,294)  (1.5)      (9,636) (1.5)     (8,524) (1.5)
      State Taxes, net of federal
         benefit                   6,372    0.9        8,053   1.3       7,548   1.3
      Low income housing
        credits                  (20,705)  (3.0)      (5,090) (0.8)       (861) (0.2)
      Other, net                  (7,028)  (1.0)      (3,789) (0.7)      1,405   0.3
                                 -------   -----     -------  ----     -------  ----
      Federal income taxes      $206,664   30.4%    $207,138  33.3%   $195,842  34.9%
                                 =======   ====      =======  ====     =======  ====

      A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1997, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

      Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                  1997          1996
                                                  ----          ----
       Deferred tax assets:
       Policy reserves                          $748,204      $724,412
       Life insurance guarantee
          fund assessment reserve                 20,101        29,854
       Other                                       9,589         2,763
                                                 -------       -------
       Total deferred tax assets                 777,894       757,029
                                                 -------       -------

       Deferred tax
       liabilities:
       Deferred policy acquisition costs        700,032      665,685
       Unrealized gain on investments           121,885       48,486
       Investments, other                        17,559        8,935
                                                -------      -------
       Total deferred tax liabilities           839,476      723,106
                                                -------      -------
       Net deferred tax (liabilities) assets   $(61,582)    $ 33,923
                                                 ======       ======

      The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.    Stockholder's equity
      --------------------

      Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,468,677 as of December 31, 1997 and $1,261,592 as of December 31, 1996 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1998 in excess of approximately $331,480 would require approval of the Department of Commerce of the State of Minnesota.

      Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           1997          1996          1995
                                        ----------    ----------    ----------
       Statutory net income             $  379,615    $  365,585    $  326,799
       Statutory capital and surplus     1,765,290     1,565,082     1,398,649
       surplus

5.    Related party transactions
      --------------------------

      The Company loans funds to American Express Financial Corporation under a collateral loan agreement. The balance of the loan was $nil and $11,800 at December 31, 1997 and 1996, respectively. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $103, $780 and $1,371 in 1997, 1996 and 1995, respectively.

      The Company purchased a five year secured note from an affiliated company which was redeemed in 1996. The interest rate on the note was
      8.42 percent. Interest income on the above note totaled $1,637 and $1,937 in 1996 and 1995, respectively.

      The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $201, $174 and $155 in 1997, 1996 and 1995, respectively.

      The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1997, 1996 and 1995 were $1,245, $990 and $815, respectively.

      The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

      --------------------------

      Charges by AEFC for use of joint facilities, marketing services and other services aggregated $414,155, $397,362 and $377,139 for 1997,
      1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs. In addition, the Company rents its home office space from AEFC on an annual renewable basis.

6.    Commitments and contingencies
      -----------------------------

      At December 31, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $74,730,720 and $67,274,354, respectively, of which $4,351,904 and $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $60,495, $48,250 and $39,399 and reinsurance recovered from reinsurers amounted to $19,042, $15,612, and $14,088 for the years ended December 31, 1997, 1996 and 1995, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

      A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this type was brought against the Company and its parent, AEFC. A second action was filed in March, 1997. The plaintiffs purport to represent a class consisting of all persons who replaced existing Company policies with new Company policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and seek to establish a claims resolution facility for the determination of individual issues. The Company and its parent believe they have meritorious defenses to the claims raised in the lawsuit. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuit and others filed against the Company should not have a material adverse effect on the Company's consolidated financial position.

      The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7.    Lines of credit
      ---------------

      The Company has an available line of credit with its parent aggregating $100,000. The rate for the line of credit is the parent's cost of funds, ranging from 20 to 45 basis points over the established index. Borrowings outstanding under this agreement were $nil at December 31, 1997 and 1996.

8.    Derivative financial instruments
      --------------------------------

      The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

      --------------------------------

      Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

      Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

      Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

      The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

      The Company's holdings of derivative financial instruments are as follows:

                                 Notional     Carrying      Fair    Total Credit
       December 31, 1997          Amount       Amount       Value     Exposure
       -----------------         --------     --------      -----   ------------
       Assets:
         Interest rate caps   $ 4,600,000    $ 24,963    $ 15,665    $ 15,665
         Interest rate floors   1,000,000       1,561       4,551       4,551
         Put index options        221,984      11,120      11,120      11,120
       Liabilities:
         Call index options       221,984      (8,273)     (8,273)         --
       Off balance sheet:
         Interest rate swaps    1,267,000          --     (45,799)         --
                                ---------      ------      ------      ------
                                              $29,371    $(22,736)    $31,336
                                               ======      ======      ======

                                 Notional      Carrying     Fair    Total Credit
       December 31, 1996          Amount        Amount      Value     Exposure
       Assets:
         Interest rate caps    $4,000,000   $ 16,227      $  7,439   $  7,439
         Interest rate floors   1,000,000      2,041         4,341      4,341
       Off balance sheet:
         Interest rate swaps    1,000,000         --       (24,715)        --
                                ---------     ------       --------    ------
                                             $18,268      $(12,935)   $11,780
                                              ======        ======     ======

      The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps and floors expire on various dates from 1998 to 2003. The interest rate swaps expire on various dates from 2000 to 2003. All put and call options expire in 1998.

      Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

      --------------------------------

      Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market.
      The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1998 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1997, deferred gains on purchased put index options were $11,120 and deferred losses on written call index options were $8,273.

9.    Fair values of financial instruments
      ------------------------------------

      The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                 1997                         1996
                                         ------------------          ---------------------
                                         Carrying      Fair          Carrying        Fair
       Financial Assets                   Amount       Value          Amount         Value
       ----------------                  --------     ------         -------         -----
       Investments:
         Fixed maturities (Note 2):
           Held to maturity            $9,315,450   $9,743,410     $10,236,379  $10,521,650
           Available for sale          12,876,694   12,876,694      11,146,845   11,146,845
         Mortgage loans on
           real estate (Note 2)         3,618,647    3,808,570       3,493,364    3,606,077
         Other:
           Equity securities (Note 2)       3,361        3,361           3,308        3,308
           Derivative financial
             instruments (Note 8)          37,644       31,336          18,268       11,780
           Other                           82,347       85,383          63,993       66,242
       Cash and
         cash equivalents (Note 1)         19,686       19,686         224,603      224,603
       Separate account assets
         (Note 1)                      23,214,504   23,214,504      18,535,160   18,535,160



       Financial Liabilities
         Future policy benefits
           for fixed annuities         20,731,052   19,882,302      20,641,986   19,721,968
           Derivative financial
             instruments (Note 8)          (8,273)     (54,072)             --      (24,715)
         Separate account liabilities  21,488,282   20,707,620      17,358,087   16,688,519

      ------------------------------------

      At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,185,155 and $1,112,155, respectively, and policy loans of $93,540 and $83,867, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

      At December 31, 1997 and 1996, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $1,726,222 and $1,177,073, respectively.

10.   Segment information
      -------------------

      The Company's operations consist of two business segments; first, individual and group life insurance, disability income and long-term care insurance, and second, annuity products designed for individuals, pension plans, small businesses and employer-sponsored groups. The consolidated condensed statements of income for the years ended December 31, 1997, 1996 and 1995 and total assets at December 31, 1997, 1996 and 1995 by segment are summarized as follows:


                                               1997           1996            1995
       Net investment income:
       Life, disability income
         and long-term care insurance     $   269,874    $   262,998     $   256,242
       Annuities                            1,718,515      1,702,364       1,651,067
                                            ---------      ---------       ---------
                                          $ 1,988,389    $ 1,965,362     $ 1,907,309
                                            =========      =========       =========
       Premiums, charges and fees:
       Life, disability income
         and long-term care insurance     $   514,838    $   448,389     $   384,008
       Annuities                              374,274        308,873         249,557
                                              -------        -------         -------
                                          $   889,112    $   757,262     $   633,565
                                              =======        =======         =======
       Income before income taxes:
       Life, disability income
         and long-term care insurance     $   178,717    $   161,115     $   125,402
       Annuities                              501,334        460,758         440,278
       Net gain (loss) on investments             860           (159)         (4,898)
                                              -------        -------         -------
                                          $   680,911    $   621,714     $   560,782
                                              =======        =======         =======


       Total assets:
       Life, disability income
         and long-term care insurance     $ 8,193,796    $ 7,028,906     $ 6,195,870
       Annuities                           44,780,328     40,277,075      36,704,208
                                           ----------     ----------      ----------
                                          $52,974,124    $47,305,981     $42,900,078
                                           ==========     ==========      ==========

      Allocations of net investment income and certain general expenses are based on various assumptions and estimates.

      Assets are not individually identifiable by segment and have been allocated principally based on the amount of future policy benefits by segment.

      Capital expenditures and depreciation expense are not material, and consequently, are not reported.

11.   Year 2000 Issue (unaudited)
      ---------------

      The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

      A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

      AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24.          Financial Statements and Exhibits

(a) Financial statements included in Part B of this Registration Statement:

       IDS Life Insurance Company:

         Consolidated Balance Sheets as of Dec. 31, 1997 and 1996. Consolidated Statements of income for the three years ended
               Dec. 31, 1997.
         Consolidated Statements of Stockholder's Equity, for the three years ended Dec. 31, 1997.
         Consolidated Statements of Cash Flows, for the three years ended
               Dec. 31, 1997.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated February 5, 1998.

       The audited financial statements of the Variable Account including:

         Statements of net assets as of Dec. 31, 1997.
         Statements of operations for the year ended Dec. 31, 1997, and Statements of changes in net assets for the year ended Dec. 31, 1997 and for the period from March 5, 1996 (commencement of operations) to Dec. 31, 1996, except for subaccounts HG, HY, HV, and HP which are for the year ended Dec. 31, 1997 and for the period May 1, 1996 (commencement of operations) to Dec. 31, 1996.
         Notes to Financial Statements.
         Report of Independent Auditors for IDS Life Variable Account 10 dated
               March 13, 1998.

(b)      Exhibits:

1. Resolution of the Board of Directors of IDS Life establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as
         Exhibit 1 to Initial Registration Statement is incorporated herein by reference.

2. Not applicable.

3. Not applicable.

4.1 Copy of Deferred Annuity Contract for non-qualified contract (form 31030), filed electronically as Exhibit 4.1 to Post-Effective Amendment No.2 to the Registration Statement filed on Form N-4 is incorporated herein by reference.

4.2 Copy of Deferred Annuity Contract for tax qualified (form 31031), filed electronically as Exhibit 4.2 to Initial Registration Statement is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract for IRA (form 31032-IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No.2 to the Registration Statement filed on Form N-4 is incorporated herein by reference.

5.1 Copy of Application for IDS Life Variable Annuity (form 34055), filed electronically as Exhibit 5.1 to Post-Effective Amendment No.2 to the Registration Statement filed on Form N-4 is incorporated herein by reference.

5.2 Copy of Application for IDS Life Variable Annuity (form 34054), is filed electronically herewith.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Initial Registration Statement is incorporated herein by reference.

6.2      Copy of Amended By-Laws of IDS Life filed electronically as
         Exhibit 6.2 to Initial Registration Statement is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No.2 to the Registration Statement filed on Form N-4 and is incorporated herein by reference.

9.       Opinion of counsel is filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors are filed electronically herewith.

         Financial Statement Schedules:

         Schedule I       -  Consolidated Summary of Investments Other Than
                             Investments In Related Parties

         Schedule III     -  Supplementary Insurance Information

         Schedule IV      -  Reinsurance

         Schedule V       -  Valuation and Qualifying Accounts

         Report of Independent Auditors for IDS Life Insurance Company's Financial Statement Schedules.

         All other schedules to the financial statements required by Article 7 of Regulation S-4 are not required under the related instructions or are inapplicable and, therefore, have been omitted.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Initial Registration Statement, is incorporated herein by reference.

14.      Financial Data Schedules are filed electronically herewith.

15(a) Power of Attorney to sign this Registration Statement dated March 12, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No.2 to the Registration Statement filed on Form N-4 is incorporated herein by reference.

15(b). Power of Attorney to sign this Registration Statement dated April 18, 1998, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)

                                                                     Positions and Offices with Depositor
Name                             Principal Business Address
-------------------------------- ----------------------------------- ---------------------------------------
Timothy V. Bechtold              IDS Tower 10                        Executive Vice President-Risk
                                 Minneapolis, MN  55440                  Management Products

David J. Berry                   IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

Mark W. Carter                   IDS Tower 10                        Executive Vice President-Marketing
                                 Minneapolis, MN  55440

Robert M. Elconin                IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)(cont'd)
                                                                     Positions and Offices with Depositor
Name                             Principal Business Address
-------------------------------- ----------------------------------- ---------------------------------------

Lorraine R. Hart                 IDS Tower 10                        Vice President-Investments
                                 Minneapolis, MN  55440


David R. Hubers                  IDS Tower 10                        Director
                                 Minneapolis, MN  55440

James M. Jensen                  IDS Tower 10                        Vice President-Insurance Product
                                 Minneapolis, MN  55440                  Development

Richard W. Kling                 IDS Tower 10                        Director and President
                                 Minneapolis, MN  55440

Paul F. Kolkman                  IDS Tower 10                        Director and Executive Vice President
                                 Minneapolis, MN  55440

Ryan R. Larson                   IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

James A. Mitchell                IDS Tower 10                        Director, Chairman of the Board and
                                 Minneapolis, MN  55440                  Chief Executive Officer

Pamela J. Moret                  IDS Tower 10                        Executive Vice President-Variable
                                 Minneapolis, MN  55440                  Assets

Barry J. Murphy                  IDS Tower 10                        Director and Executive Vice
                                 Minneapolis, MN  55440                  President-Client Service

James R. Palmer                  IDS Tower 10                        Vice President-Taxes
                                 Minneapolis, MN  55440

Stuart A. Sedlacek               IDS Tower 10                        Director and Executive Vice
                                 Minneapolis, MN  55440                  President-Assured Assets

F. Dale Simmons                  IDS Tower 10                        Vice President-Real Estate Loan
                                 Minneapolis, MN  55440                  Management and Assistant Treasurer

William A. Stoltzmann            IDS Tower 10                        Vice President, General Counsel and
                                 Minneapolis, MN  55440                  Secretary

Philip C. Wentzel                IDS Tower 10                        Vice President and Controller
                                 Minneapolis, MN  55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama

     Item 26.     Persons Controlled by or Under Common Control with the Depositor or Registrant
                  (Continued)

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27.          Number of Contractowners

                           On February 28, 1998, there were 73,534 contract
                  holders of qualified contracts. There were 61,771 owners of non-qualified contracts.

Item 28.          Indemnification

                           The By-Laws of the depositor provide that it shall
                  indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters

                                    (a) IDS Life is the principal underwriter
                           for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

                                    (b) This table is the same as our response
                           to Item 25 of this Registration Statement.

                           (c)

         Name of                  Net Underwriting
         Principal                Discounts and       Compensation on     Brokerage
         Underwriter              Commissions         Redemption          Commissions     Compensation
         IDS Life                 $17,883,488         $14,502,145         None            None

Item 30.          Location of Accounts and Records

                           IDS Life Insurance Company
                           IDS Tower 10
                           Minneapolis, MN

Item 31.          Management Services

                           Not applicable.

Item 32.          Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 1998.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                                          (Sponsor)

                                    By /s/  Richard W. Kling
                                            Richard W. Kling
                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 1998.

Signature                                    Title

/s/  James A. Mitchell*                      Director, Chairman of the
     James A. Mitchell                       Board and Chief Executive Officer

/s/  Richard W. Kling*                       Director
     Richard W. Kling

/s/  David R. Hubers*                        Director
     David R. Hubers

/s/  Paul F. Kolkman*                        Director and Executive Vice
     Paul F. Kolkman                         President

/s/  Barry J. Murphy*                        Director and Executive Vice
     Barry J. Murphy                         President, Client Service

/s/  Stuart A. Sedlacek*                     Director and Executive Vice
     Stuart A. Sedlacek                      President, Assured Assets

/s/  Philip C. Wentzel**                     Director, Vice President
     Philip C. Wentzel                       and Controller

/s/  Jeffrey S. Horton**                     Director, Vice President,
     Jeffrey S. Horton                       Treasurer and Assistant Secretary

*Signed pursuant to Power of Attorney dated March 12, 1997, filed electronically and is herein incorporated by reference as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement Form N-4 by:

**Signed pursuant to Power of Attorney dated April 8, 1998, is filed electronically herewith as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement Form N-4 by:



Sherilyn K. Beck

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.